Schedule of Investments (unaudited) September 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
ACC Auto Trust, Series 2021-A, Class A, 1.08%, 04/15/27(a)	$4,819	$4,823,425
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class D, 3.18%, 07/18/23	1,270	1,285,427
Avant Loans Funding Trust(a)
Series 2020-REV1, Class A, 2.17%, 05/15/29	8,630	8,673,506
Series 2021-REV1, Class A, 1.21%, 07/15/30	5,460	5,461,927
Avid Automobile Receivables Trust, Series 2019-1, Class A, 2.62%, 02/15/24(a)	159	158,852
Carvana Auto Receivables Trust
Series 2021-N2, Class B, 0.75%, 03/10/28	1,502	1,498,169
Series 2021-N2, Class C, 1.07%, 03/10/28	3,686	3,690,154
Chase Funding Trust, Series 2004-2, Class 2A2, (1 mo. LIBOR US + 0.50%), 0.59%, 02/26/35(b)	120	117,470
College Loan Corp. Trust I, Series 2004-1, Class A4, (3 mo. LIBOR US + 0.19%), 0.32%, 04/25/24(b)	420	420,174
Conseco Finance Corp., Series 1996-9, Class M1, 7.63%, 08/15/27(b)	27	28,083
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Series 2019-HP1, Class A, 2.59%, 12/15/26	1,555	1,565,164
Series 2020-P1, Class A, 2.26%, 03/15/28	738	739,039
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1, (1 mo. LIBOR US + 0.75%), 0.84%, 03/25/34(b)	8	7,987
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.84%, 03/15/23	54	53,883
Series 2017-2, Class D, 3.49%, 09/15/23	89	89,605
Series 2017-3, Class D, 3.53%, 12/15/23(a)	1,154	1,160,203
Series 2018-3, Class D, 4.30%, 09/16/24	3,032	3,083,780
Series 2018-4, Class D, 4.09%, 01/15/26	1,197	1,224,435
Series 2019-2, Class C, 3.42%, 06/16/25	6,089	6,155,038
Series 2020-1, Class C, 2.36%, 03/16/26	7,240	7,339,951
Series 2020-2, Class A3, 0.83%, 05/15/24	717	717,849
Series 2020-2, Class B, 1.42%, 03/17/25	2,950	2,966,055
Series 2020-2, Class C, 2.28%, 08/17/26	1,890	1,924,832
Series 2021-1, Class C, 1.02%, 06/15/27	6,240	6,265,503
DT Auto Owner Trust(a)
Series 2019-3A, Class C, 2.74%, 04/15/25	2,772	2,797,994
Series 2020-2A, Class A, 1.14%, 01/16/24	723	724,035
Exeter Automobile Receivables Trust
Series 2020-1A, Class B, 2.26%, 04/15/24(a)	4,935	4,948,274
Series 2020-3A, Class B, 0.79%, 09/16/24	4,340	4,349,198
Series 2020-3A, Class D, 1.73%, 07/15/26	1,730	1,760,632
Series 2021-1A, Class C, 0.74%, 01/15/26	7,930	7,946,576
Exeter Automobile Receivables Trust 2021-3, Series 2021-3A, Class C, 0.96%, 10/15/26	2,950	2,950,897
Ford Credit Auto Owner Trust(a)
Series 2018-1, Class A, 3.19%, 07/15/31	2,870	3,073,006
Series 2019-1, Class A, 3.52%, 07/15/30	450	479,091
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-2, Class B, 0.89%, 12/26/28	4,930	4,928,452
Series 2021-2, Class C, 0.97%, 12/26/28	2,120	2,120,635
Series 2021-3, Class B, 0.76%, 02/26/29	7,732	7,727,757
Marlette Funding Trust(a)
Series 2019-2A, Class A, 3.13%, 07/16/29	36	36,399
Series 2019-3A, Class A, 2.69%, 09/17/29	62	62,418
Series 2019-4A, Class A, 2.39%, 12/17/29	601	603,106
Series 2020-2A, Class A, 1.02%, 09/16/30	245	245,399

Security	Par (000)	Value

Asset-Backed Securities (continued)
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	$5,690	$6,086,217
Santander Drive Auto Receivables Trust
0.95%, 09/15/27	4,420	4,427,995
Series 2017-3, Class D, 3.20%, 11/15/23	3,496	3,513,785
Series 2018-5, Class D, 4.19%, 12/16/24	4,531	4,599,324
Series 2020-2, Class B, 0.96%, 11/15/24	1,520	1,524,515
Series 2020-2, Class C, 1.46%, 09/15/25	3,030	3,061,176
Series 2020-2, Class D, 2.22%, 09/15/26	8,000	8,154,874
Series 2020-4, Class C, 1.01%, 01/15/26	5,750	5,787,158
Series 2021-1, Class C, 0.75%, 02/17/26	4,730	4,749,354
Santander Revolving Auto Loan Trust, Series 2019-A, Class A, 2.51%, 01/26/32(a)	4,790	5,029,204
SoFi Consumer Loan Program LLC, Series 2016-1, Class A, 3.26%, 08/25/25(a)	70	70,119
Toyota Auto Loan Extended Note Trust, Series 2020- 1A, Class A, 1.35%, 05/25/33(a)	5,680	5,755,776
Upstart Securitization Trust(a)
Series 2019-3, Class A, 2.68%, 01/21/30	151	150,984
Series 2020-1, Class A, 2.32%, 04/22/30	1,750	1,758,010
Series 2021-1, Class A, 0.87%, 03/20/31	2,254	2,258,050
Series 2021-3, Class A, 0.83%, 07/20/31	4,964	4,964,903
Upstart Securitization Trust 2021-4, Series 2021-4, Class A, 0.84%, 09/20/31(a)	7,310	7,309,099
Westlake Automobile Receivables Trust(a)
Series 2018-3A, Class D, 4.00%, 10/16/23	992	1,001,784
Series 2019-2A, Class B, 2.62%, 07/15/24	275	275,404
Series 2020-2A, Class B, 1.32%, 07/15/25	1,310	1,320,113
Series 2020-2A, Class C, 2.01%, 07/15/25	5,920	6,017,961
Series 2020-3A, Class B, 0.78%, 11/17/25	3,480	3,495,544
Series 2020-3A, Class C, 1.24%, 11/17/25	4,250	4,284,008

Total Asset-Backed Securities — 12.2% (Cost: $188,013,551)		189,799,737

	Shares

Common Stocks

Diversified Financial Services — 0.0%
HoldCo 2 NPV(c)	1,807,150	1

Total Common Stocks — 0.0% (Cost: $ — )		1

	Par (000)

Corporate Bonds

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	$610	640,094
Omnicom Group, Inc., 2.60%, 08/01/31(d)	895	909,996

		1,550,090

Aerospace & Defense — 0.7%
3M Co., 2.65%, 04/15/25	1,710	1,805,189
Boeing Co.
4.51%, 05/01/23	1,475	1,558,281
4.88%, 05/01/25	1,080	1,201,944
5.15%, 05/01/30	795	933,084

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
General Dynamics Corp.
3.25%, 04/01/25	$1,130	$1,212,872
1.15%, 06/01/26(d)	1,495	1,502,648
2.25%, 06/01/31	1,350	1,381,812
General Electric Co., 3.63%, 05/01/30	495	550,043
Lockheed Martin Corp.
1.85%, 06/15/30(d)	195	194,036
2.80%, 06/15/50	60	59,320
Trane Technologies Luxembourg Finance SA, 4.50%, 03/21/49	125	154,259

		10,553,488

Airlines — 0.1%
Delta Air Lines, Inc., 7.38%, 01/15/26(d)	900	1,060,327
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(a)	720	807,480

		1,867,807

Auto Components — 0.1%
Aptiv Corp., 4.15%, 03/15/24(d)	1,625	1,745,245

Automobiles — 1.3%
American Honda Finance Corp., 1.20%, 07/08/25	900	904,923
AutoNation, Inc.
1.95%, 08/01/28(d)	655	645,869
4.75%, 06/01/30	60	69,955
Ford Motor Co., 5.29%, 12/08/46(d)	1,200	1,336,500
Ford Motor Credit Co. LLC, 5.58%, 03/18/24	1,200	1,289,808
General Motors Co., 6.75%, 04/01/46	306	436,353
General Motors Financial Co., Inc.
4.20%, 11/06/21	1,500	1,505,293
3.45%, 04/10/22	1,780	1,798,599
3.55%, 07/08/22	3,345	3,424,628
3.25%, 01/05/23	1,200	1,237,647
3.70%, 05/09/23	2,850	2,973,524
4.15%, 06/19/23	1,155	1,220,695
2.90%, 02/26/25	1,335	1,400,639
Genuine Parts Co., 1.88%, 11/01/30	1,530	1,461,549
Lithia Motors, Inc., 4.38%, 01/15/31(a)	55	58,713

		19,764,695

Banks — 2.3%
Bank of Montreal, 0.63%, 07/09/24	865	863,204
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	2,650	2,649,916
2.25%, 01/28/25	1,960	2,035,959
Credit Suisse AG, 0.52%, 08/09/23	660	660,677
Credit Suisse AG, New York, 1.00%, 05/05/23	285	287,627
Fifth Third Bancorp, 2.38%, 01/28/25	850	883,695
First Republic Bank, (SOFR + 0.62%), 1.91%, 02/12/24(b)	2,500	2,550,493
ING Groep NV
3.15%, 03/29/22	415	420,920
4.10%, 10/02/23	2,290	2,451,138
Royal Bank of Canada, 2.25%, 11/01/24	1,750	1,826,756
Santander Holdings USA, Inc., 3.45%, 06/02/25	510	546,083
Santander UK Group Holdings PLC, (3 mo. LIBOR US + 1.40%), 3.82%, 11/03/28(b)(d)	3,800	4,156,862
SVB Financial Group, 1.80%, 02/02/31	2,420	2,322,196
Toronto-Dominion Bank, 2.65%, 06/12/24	3,300	3,472,574
Truist Financial Corp., 1.20%, 08/05/25(d)	4,850	4,885,169
Wells Fargo & Co. 3.75%, 01/24/24	1,540	1,646,377

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co. (continued)
3.30%, 09/09/24(d)	$1,590	$1,711,229
3.00%, 02/19/25	800	849,101
(SOFR + 4.50%), 5.01%, 04/04/51(b)	750	1,006,520
Westpac Banking Corp., 2.96%, 11/16/40	120	118,832

		35,345,328

Beverages — 0.6%
Ball Corp., 2.88%, 08/15/30(d)	320	310,600
Constellation Brands, Inc., 3.75%, 05/01/50	250	271,429
Diageo Capital PLC
2.13%, 10/24/24	4,280	4,460,777
2.00%, 04/29/30	1,255	1,250,134
2.13%, 04/29/32	750	745,768
PepsiCo, Inc.
2.85%, 02/24/26	800	857,908
3.45%, 10/06/46	15	16,600
3.38%, 07/29/49	705	771,331

		8,684,547

Biotechnology — 0.2%
Amgen, Inc.
3.63%, 05/22/24	800	857,252
3.13%, 05/01/25(d)	800	854,402
2.60%, 08/19/26(d)	800	846,279
Gilead Sciences, Inc., 3.50%, 02/01/25	400	430,430

		2,988,363

Building Materials — 0.7%
Boise Cascade Co., 4.88%, 07/01/30(a)(d)	1,250	1,334,375
Carrier Global Corp.
2.24%, 02/15/25	360	372,958
3.38%, 04/05/40(d)	3,220	3,378,615
Eagle Materials, Inc., 2.50%, 07/01/31	3,310	3,289,260
Martin Marietta Materials, Inc.
2.40%, 07/15/31	2,165	2,176,177
3.20%, 07/15/51	770	768,248
Masco Corp., 2.00%, 10/01/30	160	154,679

		11,474,312

Building Products — 0.2%
Allegion PLC, 3.50%, 10/01/29	330	357,015
Home Depot, Inc.
5.40%, 09/15/40	200	273,808
3.13%, 12/15/49	840	875,720
Lowe’s Cos., Inc.
4.00%, 04/15/25	420	460,241
3.50%, 04/01/51	635	679,960

		2,646,744

Capital Markets — 1.6%
Ameriprise Financial, Inc., 3.00%, 04/02/25	930	987,940
Ares Capital Corp.
4.20%, 06/10/24	4,815	5,163,749
3.25%, 07/15/25(d)	3,070	3,229,122
3.88%, 01/15/26	558	596,741
2.15%, 07/15/26	1,542	1,546,101
2.88%, 06/15/28	1,240	1,256,143
Brookfield Finance, Inc.
4.70%, 09/20/47	5	6,054
3.50%, 03/30/51	260	271,653
FS KKR Capital Corp.
4.63%, 07/15/24	950	1,025,833
4.13%, 02/01/25(d)	680	726,583

2

Schedule of Investments (unaudited) (continued) September 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
FS KKR Capital Corp. (continued)
3.40%, 01/15/26	$1,565	$1,635,239
2.63%, 01/15/27	2,810	2,816,865
Goldman Sachs BDC, Inc., 2.88%, 01/15/26	1,795	1,845,600
Golub Capital BDC, Inc., 2.50%, 08/24/26	535	538,358
Nomura Holdings, Inc., 2.65%, 01/16/25	1,100	1,145,833
Owl Rock Capital Corp., 2.88%, 06/11/28	2,125	2,121,034

		24,912,848

Chemicals — 0.9%
Air Products and Chemicals, Inc., 2.70%, 05/15/40	187	188,463
FMC Corp., 3.20%, 10/01/26(d)	118	126,215
International Flavors & Fragrances, Inc., 3.20%, 05/01/23	1,590	1,646,071
Methanex Corp., 5.25%, 12/15/29(d)	725	784,812
RPM International, Inc., 3.75%, 03/15/27	105	114,879
Sherwin-Williams Co.
4.20%, 01/15/22	1,590	1,591,908
3.13%, 06/01/24	265	280,797
3.30%, 02/01/25	800	847,699
3.95%, 01/15/26	400	442,851
3.45%, 06/01/27	4,710	5,172,075
2.95%, 08/15/29	1,330	1,412,785
4.50%, 06/01/47	770	933,382
3.80%, 08/15/49	710	796,354
3.30%, 05/15/50(d)	520	538,443

		14,876,734

Commercial Services & Supplies — 0.1%
AMN Healthcare, Inc., 4.63%, 10/01/27(a)	130	134,875
ASGN, Inc., 4.63%, 05/15/28(a)	1,800	1,863,000
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)(d)	205	196,673
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	72	70,252

		2,264,800

Communications Equipment — 0.1%
Motorola Solutions, Inc.
4.60%, 02/23/28	939	1,081,780
2.30%, 11/15/30	323	317,462

		1,399,242

Construction & Engineering — 0.2%
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23(d)	2,974	3,243,396
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	200	208,000

		3,451,396

Construction Materials — 0.2%
Allegion US Holding Co., Inc., 3.55%, 10/01/27	125	134,523
Williams Scotsman International, Inc., 4.63%, 08/15/28(a)	2,450	2,552,189

		2,686,712

Consumer Discretionary — 0.5%
Quanta Services, Inc.
0.95%, 10/01/24	2,110	2,110,971
2.90%, 10/01/30	2,290	2,368,835
2.35%, 01/15/32	1,845	1,805,267

Security	Par (000)	Value

Consumer Discretionary (continued)
Quanta Services, Inc. (continued)
3.05%, 10/01/41	$985	$950,103
Royal Caribbean Cruises Ltd., 11.50%, 06/01/25(a)	805	918,505

		8,153,681

Consumer Finance — 0.9%
Block Financial LLC
2.50%, 07/15/28	2,850	2,890,382
3.88%, 08/15/30	100	108,755
Equifax, Inc.
2.60%, 12/15/25	275	288,341
3.10%, 05/15/30	530	560,352
2.35%, 09/15/31	260	255,954
Global Payments, Inc., 4.00%, 06/01/23	470	495,533
Mastercard, Inc.
3.65%, 06/01/49(d)	840	968,102
3.85%, 03/26/50	700	832,395
2.95%, 03/15/51	1,590	1,643,060
PayPal Holdings, Inc.
2.85%, 10/01/29	1,520	1,622,450
3.25%, 06/01/50	320	345,257
S&P Global, Inc.
2.95%, 01/22/27	685	736,062
2.30%, 08/15/60	1,778	1,512,219
Visa, Inc., 3.65%, 09/15/47	1,065	1,226,060

		13,484,922

Containers & Packaging — 0.2%
Avery Dennison Corp., 2.25%, 02/15/32	2,350	2,300,611
Clearwater Paper Corp., 4.75%, 08/15/28(a)(d)	150	154,125
Packaging Corp. of America, 3.05%, 10/01/51	285	281,022

		2,735,758

Diversified Financial Services — 8.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 09/15/23	1,015	1,081,390
Air Lease Corp., 3.38%, 07/01/25	700	743,367
Aircastle Ltd., 4.25%, 06/15/26	1,985	2,169,943
Ally Financial, Inc.
3.05%, 06/05/23	290	300,854
1.45%, 10/02/23	565	573,345
Banco Santander SA
3.50%, 04/11/22	200	203,283
2.75%, 05/28/25	1,600	1,678,348
2.75%, 12/03/30	400	398,018
(1 year CMT + 0.45%), 0.70%, 06/30/24(b)	2,200	2,204,024
(1 year CMT + 0.90%), 1.72%, 09/14/27(b)	400	398,141
Bank of America Corp.(b)
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24	2,565	2,714,517
(3 mo. LIBOR US + 1.21%), 3.97%, 02/07/30	175	195,917
(3 mo. LIBOR US + 1.32%), 4.08%, 04/23/40	70	80,588
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38	2,550	2,983,500
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51	1,361	1,610,508
(SOFR + 0.41%), 0.52%, 06/14/24	730	729,692
(SOFR + 0.91%), 0.98%, 09/25/25	950	951,311
(SOFR + 0.96%), 1.73%, 07/22/27	7,050	7,079,010
(SOFR + 1.15%), 1.32%, 06/19/26	2,030	2,029,504
(SOFR + 1.32%), 2.69%, 04/22/32	5,910	6,017,976
(SOFR + 1.65%), 3.48%, 03/13/52	595	642,348
(SOFR + 1.93%), 2.68%, 06/19/41	1,015	979,899
Bank of Nova Scotia
0.65%, 07/31/24	1,835	1,831,883

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Bank of Nova Scotia (continued)
1.05%, 03/02/26	$1,000	$988,728
Barclays PLC, (1 year CMT + 1.70%), 3.81%, 03/10/42(b)	233	247,293
Citigroup, Inc.
4.75%, 05/18/46	1,080	1,356,158
(3 mo. LIBOR US + 0.72%), 3.14%, 01/24/23(b)	1,600	1,613,452
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(b)	2,805	2,979,331
(SOFR + 0.69%), 0.78%, 10/30/24(b)	8,880	8,914,051
(SOFR + 0.77%), 1.46%, 06/09/27(b)	3,035	3,017,114
(SOFR + 1.67%), 1.68%, 05/15/24(b)	800	815,562
(SOFR + 2.84%), 3.11%, 04/08/26(b)	1,630	1,730,652
Credit Suisse Group AG, 3.80%, 06/09/23	300	316,072
GE Capital International Funding Co., 4.42%, 11/15/35	810	972,042
Goldman Sachs Group, Inc.
3.75%, 05/22/25(d)	500	541,835
3.75%, 02/25/26	1,900	2,084,936
3.50%, 11/16/26	365	394,426
3.85%, 01/26/27(d)	1,090	1,197,617
2.60%, 02/07/30	6,060	6,237,071
3.80%, 03/15/30	2,010	2,237,546
6.75%, 10/01/37	500	716,143
5.15%, 05/22/45	503	659,568
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(b)	550	621,567
(3 mo. LIBOR US + 1.37%), 4.02%, 10/31/38(b)	500	574,615
(3 mo. LIBOR US + 1.43%), 4.41%, 04/23/39(b)	2,120	2,547,948
(SOFR + 0.61%), 0.86%, 02/12/26(b)	135	133,700
(SOFR + 1.09%), 1.99%, 01/27/32(b)	1,600	1,542,928
(SOFR + 1.28%), 2.62%, 04/22/32(b)	1,520	1,538,377
(SOFR + 1.47%), 2.91%, 07/21/42(b)	715	704,956
HSBC Holdings PLC, (SOFR + 0.71%), 0.98%, 05/24/25(b)	1,980	1,976,513
Intercontinental Exchange, Inc.
0.70%, 06/15/23	2,920	2,930,862
4.25%, 09/21/48	160	190,201
JPMorgan Chase & Co.
3.38%, 05/01/23(d)	2,900	3,032,764
3.63%, 05/13/24(d)	400	430,364
3.13%, 01/23/25(d)	800	850,303
3.30%, 04/01/26	600	650,529
4.95%, 06/01/45	340	444,433
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(b)(d)	600	633,757
(3 mo. LIBOR US + 1.38%), 3.96%, 11/15/48(b)	6,855	7,946,242
(3 mo. LIBOR US + 1.46%), 4.03%, 07/24/48(b)	660	769,162
(SOFR + 0.58%), 0.97%, 06/23/25(b)	1,610	1,611,974
(SOFR + 0.89%), 1.58%, 04/22/27(b)	816	817,655
(SOFR + 1.25%), 2.58%, 04/22/32(b)	215	217,982
(SOFR + 1.51%), 2.74%, 10/15/30(b)	610	631,729
Kimberly-Clark Corp., 2.88%, 02/07/50(d)	160	162,137
Lloyds Banking Group PLC, (1 year CMT + 0.55%), 0.70%, 05/11/24(b)(d)	1,590	1,594,108
Mitsubishi UFJ Financial Group, Inc.(b)
(1 year CMT + 0.55%), 0.95%, 07/19/25	1,820	1,822,068
(1 year CMT + 0.95%), 2.31%, 07/20/32	425	421,073
Mizuho Financial Group, Inc., (SOFR + 1.25%), 1.24%, 07/10/24(b)	2,845	2,878,201
Morgan Stanley
3.88%, 01/27/26	200	221,399

Security	Par (000)	Value

Diversified Financial Services (continued)
Morgan Stanley (continued)
6.38%, 07/24/42	$460	$696,478
4.30%, 01/27/45	1,380	1,682,112
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(b)	1,840	2,107,949
(SOFR + 0.86%), 1.51%, 07/20/27(b)	1,510	1,502,821
(SOFR + 0.88%), 1.59%, 05/04/27(b)	2,110	2,116,277
(SOFR + 1.03%), 1.79%, 02/13/32(b)	2,055	1,957,161
(SOFR + 1.36%), 2.48%, 09/16/36(b)	1,510	1,477,877
(SOFR + 1.43%), 2.80%, 01/25/52(b)	1,060	1,018,859
(SOFR + 1.99%), 2.19%, 04/28/26(b)	2,400	2,478,009
(SOFR + 4.84%), 5.60%, 03/24/51(b)	2,020	2,995,003
Series I, (SOFR + 0.75%), 0.86%, 10/21/25(b)	3,410	3,403,078
Nasdaq, Inc.
3.85%, 06/30/26	32	35,490
3.25%, 04/28/50	195	196,484
Natwest Group PLC, (1 year CMT + 2.15%), 2.36%, 05/22/24(b)	290	297,579
ORIX Corp., 2.90%, 07/18/22	405	413,254
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	1,325	1,375,807
1.47%, 07/08/25	1,049	1,057,444

		137,326,192

Diversified Telecommunication Services — 1.5%
AT&T, Inc.
0.90%, 03/25/24	2,470	2,473,878
4.45%, 04/01/24	1,202	1,302,368
1.70%, 03/25/26	3,620	3,664,815
4.85%, 03/01/39	1,185	1,420,157
3.10%, 02/01/43	1,145	1,097,765
4.80%, 06/15/44	195	231,435
3.30%, 02/01/52	305	295,319
3.80%, 12/01/57	238	243,129
3.50%, 02/01/61	75	71,771
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	2,045	3,048,869
Switch Ltd., 3.75%, 09/15/28(a)	865	877,975
Verizon Communications, Inc.
1.68%, 10/30/30	2,347	2,231,842
2.36%, 03/15/32(a)	1,086	1,073,993
4.50%, 08/10/33	2,600	3,095,842
4.13%, 08/15/46	430	493,486
4.86%, 08/21/46	875	1,114,306
2.88%, 11/20/50	170	158,465
3.55%, 03/22/51	285	300,560
3.00%, 11/20/60	280	258,651

		23,454,626

Education — 0.1%
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50(d)	5	4,759
Series 2020, 2.82%, 06/01/70	30	29,714
Georgetown University, Series 20A, 2.94%, 04/01/50(d)	27	26,562
Northwestern University, Series 2020, 2.64%, 12/01/50(d)	266	265,525
President and Fellows of Harvard College, 2.52%, 10/15/50	54	53,219
University of Chicago (The)
Series 20B, 2.76%, 04/01/45(d)	148	150,891

4

Schedule of Investments (unaudited) (continued) September 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
University of Chicago (The) (continued)
Series C, 2.55%, 04/01/50	$157	$150,910
University of Southern California, 2.95%, 10/01/51	190	198,856
Yale University, Series 2020, 2.40%, 04/15/50	272	261,995

		1,142,431

Electric Utilities — 3.0%
AEP Texas, Inc., Series I, 2.10%, 07/01/30	2,180	2,133,614
AEP Transmission Co. LLC, 3.15%, 09/15/49	30	30,976
Alabama Power Co., 3.45%, 10/01/49	370	399,417
Ameren Corp., 2.50%, 09/15/24	65	67,935
Ameren Illinois Co., 3.25%, 03/15/50	130	138,117
Appalachian Power Co., Series X, 3.30%, 06/01/27(d)	1,190	1,285,400
Arizona Public Service Co.
3.15%, 05/15/25	400	427,568
2.95%, 09/15/27(d)	800	856,840
3.50%, 12/01/49	240	255,518
Atlantic City Electric Co., 2.30%, 03/15/31	570	577,809
Avangrid, Inc., 3.80%, 06/01/29	600	668,072
Baltimore Gas & Electric Co.
4.25%, 09/15/48	225	274,601
2.90%, 06/15/50(d)	170	167,771
Berkshire Hathaway Energy Co., 4.45%, 01/15/49	500	617,461
Black Hills Corp., 1.04%, 08/23/24	200	200,019
CenterPoint Energy, Inc., 4.25%, 11/01/28	730	831,706
Commonwealth Edison Co.
3.70%, 08/15/28	1,200	1,351,068
2.20%, 03/01/30	500	506,047
4.00%, 03/01/49	90	106,663
3.13%, 03/15/51	70	72,140
Consolidated Edison Co. of New York, Inc.
Series 06-A, 5.85%, 03/15/36	1,000	1,326,543
Series A, 4.13%, 05/15/49	50	57,997
Series B, 3.13%, 11/15/27	800	861,072
Consumers Energy Co., 2.65%, 08/15/52	125	118,259
Dominion Energy, Inc., 3.90%, 10/01/25	500	546,554
DTE Electric Co., 3.65%, 03/15/24	1,090	1,161,398
Duke Energy Corp.
2.65%, 09/01/26	300	316,472
4.20%, 06/15/49	700	796,876
Duke Energy Florida LLC
3.80%, 07/15/28(d)	1,365	1,524,280
1.75%, 06/15/30	780	756,345
Duke Energy Ohio, Inc.
2.13%, 06/01/30	350	347,486
4.30%, 02/01/49	100	122,625
Entergy Corp., 0.90%, 09/15/25	285	280,242
Entergy Texas, Inc., 3.55%, 09/30/49(d)	520	553,019
Evergy Kansas Central, Inc.
2.55%, 07/01/26	800	840,860
3.45%, 04/15/50	130	139,219
Evergy Metro, Inc., 3.65%, 08/15/25	300	325,526
Evergy, Inc., 2.90%, 09/15/29	50	52,474
Eversource Energy, Series M, 3.30%, 01/15/28	1,000	1,082,483
Florida Power & Light Co.
4.05%, 10/01/44	500	599,696
3.15%, 10/01/49	40	42,354
Georgia Power Co.
3.25%, 04/01/26(d)	800	857,505
3.25%, 03/15/51	210	211,385

Security	Par (000)	Value

Electric Utilities (continued)
Interstate Power and Light Co., 2.30%, 06/01/30	$530	$532,154
Kentucky Utilities Co., 3.30%, 06/01/50	60	62,583
MidAmerican Energy Co.
3.10%, 05/01/27(d)	800	869,899
3.15%, 04/15/50	60	62,800
2.70%, 08/01/52	105	100,865
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29(d)	680	757,885
Nevada Power Co., Series DD, 2.40%, 05/01/30	440	446,160
NextEra Energy Capital Holdings, Inc.(d)
3.55%, 05/01/27	245	268,783
2.25%, 06/01/30	1,070	1,076,104
NextEra Energy Operating Partners LP, 4.50%, 09/15/27(a)(d)	1,300	1,397,500
Northern States Power Co., 2.60%, 06/01/51	305	289,198
NSTAR Electric Co., 3.10%, 06/01/51(d)	110	114,088
Oglethorpe Power Corp., 5.05%, 10/01/48	130	160,757
Oncor Electric Delivery Co. LLC, 3.80%, 06/01/49	320	374,203
Pacific Gas and Electric Co.
1.75%, 06/16/22	500	499,191
2.10%, 08/01/27	65	63,434
3.00%, 06/15/28(d)	100	101,761
4.50%, 07/01/40	190	193,941
3.30%, 08/01/40	90	83,045
4.95%, 07/01/50	400	425,548
3.50%, 08/01/50	340	309,208
PacifiCorp., 4.13%, 01/15/49	280	329,589
PECO Energy Co.
2.80%, 06/15/50	355	347,964
3.05%, 03/15/51	70	71,231
PPL Electric Utilities Corp.(d)
2.50%, 09/01/22	400	405,695
3.00%, 10/01/49	275	281,345
Public Service Co. of Colorado
3.70%, 06/15/28	1,300	1,447,029
4.05%, 09/15/49	20	24,195
Public Service Electric & Gas Co.
2.25%, 09/15/26	400	417,139
3.00%, 05/15/27(d)	500	542,844
3.70%, 05/01/28(d)	800	895,333
2.05%, 08/01/50	105	90,250
Puget Sound Energy, Inc., 3.25%, 09/15/49	390	402,163
San Diego Gas & Electric Co.
2.50%, 05/15/26(d)	400	420,743
2.95%, 08/15/51	475	470,725
Sempra Energy, 3.75%, 11/15/25(d)	200	217,361
Southern California Edison Co.
3.65%, 02/01/50	100	102,166
Series B, 4.88%, 03/01/49	260	310,435
Series C, 4.13%, 03/01/48	370	403,173
Southern Co., 3.25%, 07/01/26	1,900	2,044,529
Tampa Electric Co., 3.45%, 03/15/51	35	37,423
Tucson Electric Power Co., 1.50%, 08/01/30	190	179,747
Union Electric Co., 4.00%, 04/01/48	230	270,338
Virginia Electric & Power Co.
3.30%, 12/01/49	610	640,196
Series A, 3.80%, 04/01/28	1,750	1,953,595
Wisconsin Electric Power Co., 3.10%, 06/01/25	800	851,433
Wisconsin Power & Light Co., 3.05%, 10/15/27	390	419,420

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Wisconsin Public Service Corp., 3.30%, 09/01/49	$85	$89,271
Xcel Energy, Inc.
4.00%, 06/15/28	900	1,010,263
3.50%, 12/01/49	50	53,294

		46,807,408

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., 2.05%, 03/01/25	300	309,562
Keysight Technologies, Inc., 4.60%, 04/06/27	1,225	1,413,286
Rockwell Automation, Inc.
1.75%, 08/15/31	265	258,378
2.80%, 08/15/61	260	247,207
Xerox Holdings Corp., 5.50%, 08/15/28(a)(d)	700	724,689

		2,953,122

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co- Obligor, Inc., 4.08%, 12/15/47	750	846,419
Enbridge, Inc., 0.55%, 10/04/23	260	260,078

		1,106,497

Environmental, Maintenance, & Security Service — 0.1%
Waste Connections, Inc., 2.60%, 02/01/30	305	313,985
Waste Management, Inc., 2.40%, 05/15/23	1,000	1,029,093

		1,343,078

Equity Real Estate Investment Trusts (REITs) — 1.2%
American Homes 4 Rent, 3.38%, 07/15/51(d)	105	106,463
American Tower Corp.
3.38%, 10/15/26	110	119,031
3.70%, 10/15/49	190	205,462
Brixmor Operating Partnership LP, 4.05%, 07/01/30	130	145,164
Camden Property Trust, 2.80%, 05/15/30	240	253,300
Crown Castle International Corp., 3.70%, 06/15/26	1,000	1,091,514
Equinix, Inc., 2.63%, 11/18/24	900	942,513
Essex Portfolio LP, 1.70%, 03/01/28	1,255	1,230,778
Federal Realty Investment Trust, 3.50%, 06/01/30	210	227,832
Iron Mountain, Inc., 4.50%, 02/15/31(a)	350	355,005
Life Storage LP, 2.20%, 10/15/30	735	728,820
Mid-America Apartments LP, 1.10%, 09/15/26	70	69,054
Office Properties Income Trust, 3.45%, 10/15/31	2,285	2,235,251
Omega Healthcare Investors, Inc., 4.95%, 04/01/24(d)	1,400	1,522,892
Public Storage
3.09%, 09/15/27	2,500	2,731,748
1.85%, 05/01/28	2,945	2,984,986
3.39%, 05/01/29	1,640	1,803,611
Service Properties Trust, 4.65%, 03/15/24	800	808,000
Simon Property Group LP, 3.50%, 09/01/25	1,065	1,156,792
Weyerhaeuser Co., 4.00%, 04/15/30	250	282,399

		19,000,615

Food & Staples Retailing — 0.5%
Costco Wholesale Corp., 1.75%, 04/20/32(d)	3,135	3,073,881
General Mills, Inc., 2.88%, 04/15/30(d)	840	882,875
Kellogg Co., 2.65%, 12/01/23	918	959,609
Kraft Heinz Foods Co.
4.25%, 03/01/31	1,200	1,356,625
4.88%, 10/01/49(d)	925	1,125,813
Walmart, Inc., 2.65%, 09/22/51	540	537,521

		7,936,324

Security	Par (000)	Value

Food Products — 0.0%
Hershey Co., 2.65%, 06/01/50	$105	$102,546

Health Care Equipment & Supplies — 0.9%
Baxter International, Inc., 2.60%, 08/15/26	1,702	1,797,494
DH Europe Finance II Sarl, 3.40%, 11/15/49	375	405,250
PerkinElmer, Inc.
0.55%, 09/15/23	3,125	3,127,594
0.85%, 09/15/24	3,125	3,125,297
1.90%, 09/15/28	3,220	3,195,990
2.25%, 09/15/31	1,155	1,139,393
Thermo Fisher Scientific, Inc.
4.13%, 03/25/25	275	302,554
2.95%, 09/19/26(d)	400	430,039
4.10%, 08/15/47(d)	1,095	1,327,858

		14,851,469

Health Care Providers & Services — 1.3%
AmerisourceBergen Corp.
3.45%, 12/15/27	1,427	1,559,775
2.70%, 03/15/31	117	119,670
Anthem, Inc., 3.35%, 12/01/24	1,395	1,495,479
Banner Health, Series 2020, 3.18%, 01/01/50	119	124,796
Baylor Scott & White Holdings, 2.84%, 11/15/50	92	90,869
CommonSpirit Health, 3.91%, 10/01/50	339	370,342
DaVita, Inc., 3.75%, 02/15/31(a)	285	277,519
Hackensack Meridian Health, Inc., Series 2020, 2.88%, 09/01/50	58	57,531
HCA, Inc.
5.50%, 06/15/47	2,949	3,824,131
5.25%, 06/15/49	1,110	1,416,748
3.50%, 07/15/51	1,775	1,759,528
Humana, Inc., 3.85%, 10/01/24	1,000	1,082,047
Kaiser Foundation Hospitals
2.81%, 06/01/41	57	57,670
3.00%, 06/01/51	161	164,530
McKesson Corp., 0.90%, 12/03/25	1,465	1,441,740
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50	46	46,542
Methodist Hospital, Series 20A, 2.71%, 12/01/50	87	84,130
Molina Healthcare, Inc., 3.88%, 11/15/30(a)	800	836,000
Providence St Joseph Health Obligated Group, 2.70%, 10/01/51	136	129,651
Sutter Health, Series 20A, 3.36%, 08/15/50	54	57,120
UnitedHealth Group, Inc.
2.38%, 08/15/24	1,035	1,084,002
3.10%, 03/15/26	150	162,655
2.30%, 05/15/31	845	862,146
4.75%, 07/15/45	800	1,048,507
2.90%, 05/15/50	410	411,106
3.25%, 05/15/51	135	142,756
3.13%, 05/15/60	730	747,050
Universal Health Services, Inc., 2.65%, 10/15/30(a)	1,630	1,637,400

		21,091,440

Health Care Technology — 0.1%
Laboratory Corp. of America Holdings, 2.70%, 06/01/31	1,695	1,732,561

Hotels, Restaurants & Leisure — 0.3%
Choice Hotels International, Inc., 3.70%, 12/01/29(d)	1,065	1,132,798

6

Schedule of Investments (unaudited) (continued) September 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
GLP Capital LP/GLP Financing II, Inc., 5.38%, 04/15/26	$380	$432,041
McDonald’s Corp.
1.45%, 09/01/25	375	380,577
3.70%, 01/30/26	1,000	1,099,408
3.50%, 03/01/27	278	305,481
3.80%, 04/01/28(d)	290	324,106
6.30%, 10/15/37	160	228,995
Starbucks Corp., 3.55%, 08/15/29	440	487,454

		4,390,860

Household Durables — 0.3%
NVR, Inc., 3.00%, 05/15/30	4,315	4,515,597

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc., 3.63%, 02/15/31(a)(d)	1,250	1,227,812

Insurance — 1.4%
Aflac, Inc., 4.75%, 01/15/49	2,160	2,824,051
Aon PLC, 3.88%, 12/15/25	3,400	3,753,435
Athene Holding Ltd., 3.95%, 05/25/51	240	265,141
Berkshire Hathaway, Inc., 3.13%, 03/15/26	355	385,271
Enstar Group Ltd., 3.10%, 09/01/31	805	792,009
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31(a)	360	373,281
Fidelity National Financial, Inc., 5.50%, 09/01/22(d)	120	125,565
Marsh & McLennan Cos., Inc.
4.75%, 03/15/39	111	139,844
4.20%, 03/01/48(d)	1,715	2,094,869
4.90%, 03/15/49	5,035	6,778,627
MetLife, Inc., 4.05%, 03/01/45	630	748,751
Progressive Corp., 4.13%, 04/15/47	2,250	2,711,188
Willis North America, Inc., 2.95%, 09/15/29	940	982,935

		21,974,967

Interactive Media & Services — 0.2%
Alphabet, Inc.
2.00%, 08/15/26	800	836,096
2.25%, 08/15/60	335	292,701
Baidu, Inc, 1.72%, 04/09/26	490	489,691
eBay, Inc., 2.70%, 03/11/30	1,010	1,051,733

		2,670,221

Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd.
4.00%, 12/06/37	565	608,011
4.20%, 12/06/47	200	219,975
Amazon.com, Inc.
2.10%, 05/12/31	1,060	1,073,735
2.88%, 05/12/41	490	505,395
3.10%, 05/12/51	620	648,179
3.25%, 05/12/61	510	542,774

		3,598,069

Internet Software & Services — 0.1%
Booking Holdings, Inc., 4.63%, 04/13/30(d)	315	374,422
Expedia Group, Inc., 2.95%, 03/15/31(d)	440	444,646
VeriSign, Inc., 2.70%, 06/15/31	630	640,294

		1,459,362

IT Services — 0.8%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(a)	140	143,517
Citrix Systems, Inc., 1.25%, 03/01/26	2,315	2,277,194
Gartner, Inc., 4.50%, 07/01/28(a)	4,100	4,305,000

Security	Par (000)	Value

IT Services (continued)
International Business Machines Corp., 4.25%, 05/15/49	$330	$400,140
j2 Global, Inc., 4.63%, 10/15/30(a)	1,250	1,328,125
Verisk Analytics, Inc.
4.00%, 06/15/25	1,400	1,542,151
4.13%, 03/15/29	2,286	2,596,161

		12,592,288

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc., 2.30%, 03/12/31	2,495	2,497,539

Machinery — 0.6%
Caterpillar, Inc., 1.90%, 03/12/31(d)	2,050	2,039,328
Deere & Co., 2.75%, 04/15/25	215	227,618
IDEX Corp., 2.63%, 06/15/31	4,209	4,282,556
Otis Worldwide Corp.
3.11%, 02/15/40	70	71,750
3.36%, 02/15/50	70	73,227
Terex Corp., 5.00%, 05/15/29(a)(d)	2,500	2,590,625

		9,285,104

Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22	200	205,081
4.91%, 07/23/25	1,350	1,518,243
5.38%, 04/01/38	340	410,270
3.70%, 04/01/51	410	399,186
4.40%, 12/01/61	505	525,180
3.95%, 06/30/62(e)	290	279,760
Comcast Corp.
3.38%, 02/15/25	1,590	1,711,702
2.35%, 01/15/27	400	419,544
4.60%, 10/15/38	450	550,096
3.25%, 11/01/39	255	269,228
2.89%, 11/01/51(a)	578	554,405
2.65%, 08/15/62	1,340	1,187,391
Fox Corp., 4.03%, 01/25/24	340	364,799
TEGNA, Inc.
4.75%, 03/15/26(a)	480	500,700
5.00%, 09/15/29(d)	2,450	2,523,622
Thomson Reuters Corp., 3.35%, 05/15/26	800	863,776
Time Warner Cable LLC, 4.50%, 09/15/42	500	547,171
WMG Acquisition Corp., 3.00%, 02/15/31(a)(d)	1,030	1,005,537

		13,835,691

Metals & Mining — 0.8%
ArcelorMittal SA, 4.25%, 07/16/29	160	176,072
Freeport-McMoRan, Inc., 5.45%, 03/15/43(d)	400	492,500
Newmont Corp., 2.25%, 10/01/30	695	691,343
Reliance Steel & Aluminum Co., 2.15%, 08/15/30(d)	4,455	4,355,516
Southern Copper Corp.
3.88%, 04/23/25	922	997,085
6.75%, 04/16/40	115	159,994
Vale Overseas Ltd.
3.75%, 07/08/30	2,422	2,499,988
6.88%, 11/21/36(d)	395	524,116
6.88%, 11/10/39(d)	757	1,024,221
Vale SA, 5.63%, 09/11/42(d)	1,070	1,307,941

		12,228,776

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-Utilities — 0.3%
Atmos Energy Corp.
3.00%, 06/15/27(d)	$400	$430,108
1.50%, 01/15/31	760	714,959
National Fuel Gas Co., 2.95%, 03/01/31	335	339,207
NiSource, Inc.
3.60%, 05/01/30(d)	60	65,776
1.70%, 02/15/31	610	574,614
3.95%, 03/30/48	310	350,794
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	500	541,558
Southern California Gas Co.
Series TT, 2.60%, 06/15/26	800	845,936
Series XX, 2.55%, 02/01/30	730	749,948
Southwest Gas Corp.
3.70%, 04/01/28	230	253,195
2.20%, 06/15/30	85	83,815
Washington Gas Light Co., 3.65%, 09/15/49	30	33,655

		4,983,565

Oil, Gas & Consumable Fuels — 2.2%
Apache Corp., 4.88%, 11/15/27	825	899,679
Cenovus Energy, Inc., 5.38%, 07/15/25	636	724,440
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	2,900	3,352,710
3.70%, 11/15/29	1,636	1,775,387
Cheniere Energy, Inc., 4.63%, 10/15/28	1,250	1,317,188
Chevron Corp.
1.55%, 05/11/25	550	562,337
2.98%, 05/11/40	70	72,361
3.08%, 05/11/50	60	62,105
Chevron USA, Inc., 5.25%, 11/15/43	370	498,937
CNOOC Finance USA LLC, Series 2015, 3.50%, 05/05/25(d)	600	638,363
CNX Resources Corp., 7.25%, 03/14/27(a)(d)	750	798,525
Continental Resources, Inc., 4.38%, 01/15/28(d)	1,200	1,327,500
Diamondback Energy, Inc., 4.40%, 03/24/51	185	209,842
Enbridge, Inc.
2.50%, 08/01/33	150	150,581
3.40%, 08/01/51(d)	195	196,454
Energy Transfer LP, 5.00%, 05/15/50	450	519,176
Equinor ASA
3.25%, 11/10/24	400	429,858
3.25%, 11/18/49	500	529,817
Exxon Mobil Corp.
2.99%, 03/19/25	2,170	2,314,978
3.45%, 04/15/51(d)	835	887,962
MPLX LP
4.88%, 12/01/24	209	231,499
4.50%, 04/15/38	125	139,542
5.20%, 03/01/47	70	84,903
4.70%, 04/15/48	805	929,430
5.50%, 02/15/49	685	868,296
4.90%, 04/15/58	340	394,770
Occidental Petroleum Corp.
8.50%, 07/15/27	630	789,031
8.88%, 07/15/30	975	1,324,469
ONEOK Partners LP
3.38%, 10/01/22	1,000	1,020,894
4.90%, 03/15/25	2,000	2,217,840
6.13%, 02/01/41	75	96,414
ONEOK, Inc.
2.75%, 09/01/24(d)	1,475	1,546,021

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc. (continued)
6.35%, 01/15/31(d)	$1,140	$1,459,416
7.15%, 01/15/51	80	115,807
Pioneer Natural Resources Co., 2.15%, 01/15/31(d)	150	145,861
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)	750	780,000
Southwestern Energy Co., 8.38%, 09/15/28(d)	140	158,582
Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 5.50%, 03/01/30	1,100	1,202,781
TransCanada PipeLines Ltd., 3.75%, 10/16/23	800	844,119
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 05/15/50	95	106,527
Western Midstream Operating LP, 5.30%, 02/01/30	1,150	1,270,750
Williams Cos., Inc., 5.10%, 09/15/45	601	744,087

		33,739,239

Personal Products — 0.2%
Procter & Gamble Co., 1.20%, 10/29/30	2,115	2,012,001
Unilever Capital Corp., 2.00%, 07/28/26(d)	800	830,317

		2,842,318

Pharmaceuticals — 1.3%
AbbVie, Inc.
2.60%, 11/21/24	3,520	3,700,330
4.05%, 11/21/39	50	57,460
AstraZeneca PLC
3.50%, 08/17/23	1,200	1,268,093
3.13%, 06/12/27	990	1,078,063
Bristol-Myers Squibb Co., 3.45%, 11/15/27	557	619,211
Cigna Corp., 3.75%, 07/15/23	444	469,312
CVS Health Corp., 3.00%, 08/15/26	75	80,520
Eli Lilly & Co., 2.75%, 06/01/25	378	400,025
Johnson & Johnson
3.70%, 03/01/46	1,329	1,560,623
2.25%, 09/01/50(d)	320	295,873
2.45%, 09/01/60	250	233,201
Merck & Co., Inc.
2.75%, 02/10/25	800	846,976
0.75%, 02/24/26(d)	5,085	5,016,673
4.00%, 03/07/49	330	397,090
Novartis Capital Corp., 2.75%, 08/14/50	561	564,564
Pfizer, Inc., 7.20%, 03/15/39	80	128,210
Viatris, Inc., 1.65%, 06/22/25(a)	180	181,801
Zoetis, Inc.
3.00%, 09/12/27(d)	1,800	1,937,999
3.90%, 08/20/28	5	5,619
3.00%, 05/15/50(d)	1,130	1,138,018

		19,979,661

Producer Durables: Miscellaneous — 0.6%
Oracle Corp.
2.50%, 04/01/25	4,025	4,210,648
2.95%, 05/15/25	800	848,843
2.88%, 03/25/31	3,400	3,498,591
3.95%, 03/25/51	1,100	1,160,081
salesforce.com, Inc.
1.50%, 07/15/28	125	124,376
1.95%, 07/15/31(d)	80	79,621
2.70%, 07/15/41	75	74,778
2.90%, 07/15/51	50	49,874
3.05%, 07/15/61	25	25,291

		10,072,103

8

Schedule of Investments (unaudited) (continued) September 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Management & Development — 0.0%
CBRE Services, Inc., 4.88%, 03/01/26	$670	$764,077

Road & Rail — 0.3%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25	800	854,812
3.05%, 02/15/51	990	1,020,574
CSX Corp., 2.60%, 11/01/26(d)	800	848,530
Union Pacific Corp.
2.75%, 04/15/23(d)	1,590	1,637,684
3.25%, 08/15/25	400	430,351

		4,791,951

Semiconductors & Semiconductor Equipment — 1.0%
Analog Devices, Inc.
2.95%, 04/01/25	225	240,011
1.70%, 10/01/28	385	385,815
2.80%, 10/01/41	240	240,030
2.95%, 10/01/51	180	179,938
Broadcom, Inc.
3.15%, 11/15/25	198	211,619
3.50%, 02/15/41(a)	130	128,451
3.75%, 02/15/51(a)	1,315	1,312,238
Flex Ltd., 3.75%, 02/01/26	230	250,012
Intel Corp., 3.40%, 03/25/25	4,490	4,852,275
Jabil, Inc., 1.70%, 04/15/26(d)	1,055	1,060,532
Maxim Integrated Products, Inc., 3.38%, 03/15/23	1,000	1,034,255
Micron Technology, Inc.
2.50%, 04/24/23	940	967,523
4.19%, 02/15/27(d)	280	314,830
4.66%, 02/15/30	755	871,459
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25(a)	190	198,111
ON Semiconductor Corp., 3.88%, 09/01/28(a)	1,500	1,548,750
Sensata Technologies, Inc., 4.38%, 02/15/30(a)	800	860,768
Texas Instruments, Inc.
1.75%, 05/04/30	730	722,506
2.70%, 09/15/51	870	855,904

		16,235,027

Software — 0.8%
Activision Blizzard, Inc.
1.35%, 09/15/30(d)	365	338,281
2.50%, 09/15/50	445	385,308
Electronic Arts, Inc.
1.85%, 02/15/31	1,310	1,266,864
2.95%, 02/15/51(d)	565	542,661
Intuit, Inc.
0.95%, 07/15/25	405	404,532
1.35%, 07/15/27	1,410	1,402,681
1.65%, 07/15/30	1,415	1,378,779
Roper Technologies, Inc.
3.65%, 09/15/23(d)	800	847,521
3.80%, 12/15/26	1,000	1,110,799
ServiceNow, Inc., 1.40%, 09/01/30	5,492	5,151,059
VMware, Inc., 2.95%, 08/21/22	160	163,308

		12,991,793

Specialty Retail — 0.1%
QVC, Inc., 4.38%, 09/01/28(d)	1,700	1,757,375

Technology Hardware, Storage & Peripherals — 1.7%
Adobe, Inc.
1.90%, 02/01/25	745	769,358
2.15%, 02/01/27	2,090	2,189,798

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Apple, Inc.
3.00%, 06/20/27	$925	$1,012,638
1.40%, 08/05/28	850	836,314
2.70%, 08/05/51	890	858,188
2.85%, 08/05/61	450	434,204
Dell International LLC/EMC Corp.
5.85%, 07/15/25	230	267,584
8.10%, 07/15/36	235	356,347
8.35%, 07/15/46	2,650	4,297,919
Hewlett Packard Enterprise Co., 4.45%, 10/02/23	3,690	3,952,516
HP, Inc.
2.20%, 06/17/25	1,030	1,062,930
1.45%, 06/17/26(a)	2,410	2,397,076
3.00%, 06/17/27(d)	1,250	1,334,833
3.40%, 06/17/30	365	388,307
2.65%, 06/17/31(a)	5,341	5,288,096
6.00%, 09/15/41(d)	494	637,774
NetApp, Inc., 2.38%, 06/22/27	165	172,132

		26,256,014

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc.
2.40%, 03/27/25	245	257,107
3.25%, 03/27/40	2,075	2,271,072
VF Corp., 2.05%, 04/23/22	3,025	3,053,547

		5,581,726

Tobacco — 1.0%
Altria Group, Inc.
4.80%, 02/14/29	2,415	2,775,284
2.45%, 02/04/32	2,980	2,855,525
5.80%, 02/14/39	1,127	1,385,852
4.45%, 05/06/50	215	225,932
3.70%, 02/04/51	430	404,863
4.00%, 02/04/61	365	349,581
BAT Capital Corp.
4.39%, 08/15/37	510	547,757
3.73%, 09/25/40	125	120,598
Philip Morris International, Inc.
0.88%, 05/01/26	2,670	2,620,553
2.10%, 05/01/30	670	665,754
6.38%, 05/16/38	2,010	2,819,222
4.25%, 11/10/44(d)	1,020	1,166,528
Reynolds American, Inc., 5.85%, 08/15/45	420	503,940

		16,441,389

Transportation Infrastructure — 0.2%
United Parcel Service, Inc., 5.30%, 04/01/50(d)	1,725	2,491,023

Utilities — 0.3%
American Water Capital Corp.
2.80%, 05/01/30	270	283,204
2.30%, 06/01/31	1,335	1,348,679
Essential Utilities, Inc.
3.57%, 05/01/29	630	688,240
2.70%, 04/15/30	380	391,921
Vistra Operations Co. LLC, 5.00%, 07/31/27(a)	1,250	1,290,625

		4,002,669

Wireless Telecommunication Services — 0.8%
America Movil SAB de CV, 4.38%, 07/16/42	710	845,816
American Tower Corp., 1.30%, 09/15/25	680	680,134
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,270	1,333,085

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Crown Castle International Corp.
3.20%, 09/01/24(d)	$625	$665,122
1.35%, 07/15/25(d)	2,205	2,215,404
2.50%, 07/15/31	450	449,635
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28	1,145	1,343,371
5.30%, 01/15/29	2,545	2,975,515
4.00%, 01/15/31	1,158	1,249,019
T-Mobile USA, Inc., 3.50%, 04/15/25	25	26,933
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(a)(d)	155	159,443
VICI Properties LP/VICI Note Co., Inc., 4.13%, 08/15/30(a)(d)	500	530,000

		12,473,477

Total Corporate Bonds — 45.9% (Cost: $693,754,249)		715,114,714

Foreign Agency Obligations

Indonesia — 0.0%
Indonesia Government International Bond, 4.75%, 07/18/47(a)	500	586,344

Israel — 0.0%
State of Israel, 3.38%, 01/15/50(d)	390	413,961

Mexico — 0.2%
Mexico Government International Bond
4.15%, 03/28/27(d)	1,145	1,290,415
6.05%, 01/11/40	100	122,487
4.50%, 01/31/50	340	348,245
3.77%, 05/24/61	735	652,680

		2,413,827

Panama — 0.0%
Panama Government International Bond, 3.87%, 07/23/60(d)	830	810,184

Peru — 0.1%
Peruvian Government International Bond, 3.55%, 03/10/51(d)	900	892,575

Philippines — 0.0%
Philippine Government International Bond, 2.65%, 12/10/45	200	183,037

Uruguay — 0.1%
Uruguay Government International Bond
5.10%, 06/18/50	1,000	1,272,375
4.98%, 04/20/55	50	62,478

		1,334,853

Total Foreign Agency Obligations — 0.4% (Cost: $6,307,214)		6,634,781

Municipal Bonds

California — 0.2%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49.	250	402,002
Series S-1, 6.92%, 04/01/40	50	75,488
California State University, Refunding RB, Series B, 2.98%, 11/01/51	595	603,961

Security	Par (000)	Value

California (continued)
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.01%, 05/15/50	$120	$121,046
Series N, 3.71%, 05/15/2120	85	90,125
State of California, GO, BAB
7.55%, 04/01/39	525	883,722
7.60%, 11/01/40(d)	300	522,381
State of California, Refunding GO, 3.50%, 04/01/28	500	560,390
University of California, RB, Series AD, 4.86%, 05/15/2112	115	160,310
University of California, Refunding RB, Series J, 4.13%, 05/15/45	150	176,543

		3,595,968

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	200	204,292

Florida — 0.0%
State Board of Administration Finance Corp., RB, Series A, 2.15%, 07/01/30	119	120,113

Illinois — 0.1%
Chicago O’Hare International Airport, ARB, Series C, Senior Lien, 4.47%, 01/01/49	310	399,401
State of Illinois, GO, 5.10%, 06/01/33	255	297,302

		696,703

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Refunding RB
Series D, 3.05%, 07/01/40(d)	115	118,579
Series D, 3.20%, 07/01/50	80	82,278

		200,857

Massachusetts — 0.0%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49	295	306,720

New Jersey — 0.1%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41	550	877,096

New York — 0.2%
Metropolitan Transportation Authority, RB, BAB, 6.81%, 11/15/40	355	513,500
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.51%, 08/01/37	110	147,342
New York City Water & Sewer System, Refunding RB, 5.88%, 06/15/44	250	382,645
New York State Dormitory Authority, Refunding RB, Series B, 3.14%, 07/01/43(d)	255	267,276
Port Authority of New York & New Jersey, ARB, Consolidated, 192nd Series, 4.81%, 10/15/65(d)	50	68,353
Port Authority of New York & New Jersey, RB, 191th Series, 4.82%, 06/01/45	200	221,184
Port Authority of New York & New Jersey, Refunding ARB, 210th Series, 4.03%, 09/01/48(d)	500	600,415

		2,200,715

Pennsylvania — 0.0%
Pennsylvania State University, Refunding RB, Series D, 2.84%, 09/01/50	80	80,067

10

Schedule of Investments (unaudited) (continued) September 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas — 0.1%
Board of Regents of the University of Texas System, Refunding RB, Series B, 2.44%, 08/15/49	$405	$387,358
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	400	409,696
Texas Transportation Commission State Highway Fund, Refunding RB, 4.00%, 10/01/33	690	837,288
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	465	462,568

		2,096,910

Virginia — 0.0%
University of Virginia, Refunding RB, 2.58%, 11/01/51	60	59,287

Total Municipal Bonds — 0.7% (Cost: $9,760,954)		10,438,728

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 7.6%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, (6 mo. LIBOR US + 1.50%), 1.65%, 10/25/34(b)	21	21,361
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 02/25/21	2	2,473
Citigroup Mortgage Loan Trust(a)(b)
Series 2013-A, Class A, 3.00%, 05/25/42	6	6,335
Series 2014-A, Class A, 4.00%, 01/25/35	44	44,964
Connecticut Avenue Securities Trust(a)(b)
Series 2018-R07, Class 1M2, (1 mo. LIBOR US + 2.40%), 2.49%, 04/25/31	3,535	3,551,263
Series 2019-R01, Class 2M2, (1 mo. LIBOR US + 2.45%), 2.54%, 07/25/31	2,823	2,839,063
Series 2019-R02, Class 1M2, (1 mo. LIBOR US + 2.30%), 2.39%, 08/25/31	5,848	5,888,190
Series 2019-R03, Class 1M2, (1 mo. LIBOR US + 2.15%), 2.24%, 09/25/31	2,252	2,265,287
Series 2019-R04, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.19%, 06/25/39	2,153	2,158,253
Series 2019-R05, Class 1J1, 2.08%, 07/25/39	1,278	1,264,682
Series 2019-R05, Class 1M2, (1 mo. LIBOR US + 2.00%), 2.09%, 07/25/39	3,491	3,499,993
Series 2019-R06, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.19%, 09/25/39	3,018	3,026,680
Series 2019-R07, Class 1M2, (1 mo. LIBOR US + 2.10%), 2.19%, 10/25/39	1,738	1,747,100
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 09/25/19	7	5,823
Fannie Mae(b)
Series 2017-C01, Class 1M2, (1 mo. LIBOR US + 3.55%), 3.64%, 07/25/29	948	976,636
Series 2017-C03, Class 1ED1, (1 mo. LIBOR US + 0.70%), 0.79%, 10/25/29(c)	6,307	6,294,975
Series 2017-C05, Class 1EB3, (1 mo. LIBOR US + 1.20%), 1.29%, 01/25/30	4,433	4,437,021
Fannie Mae Connecticut Avenue Securities(b)
Series 2017-C05, Class 1M2, (1 mo. LIBOR US + 2.20%), 2.29%, 01/25/30	6,615	6,759,881
Series 2018-C01, Class 1EA1, (1 mo. LIBOR US + 0.45%), 0.54%, 07/25/30	740	727,987

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac(b)
Series 2017-HQA3, Class M2, (1 mo. LIBOR US + 2.35%), 2.44%, 04/25/30	$5,454	$5,566,755
Series 2020-DNA4, Class M2B, (1 mo. LIBOR US + 3.75%), 3.84%, 08/25/50(a)	7,358	7,413,996
Series 2020-HQA3, Class M2, (1 mo. LIBOR US + 3.60%), 3.69%, 07/25/50(a)	3,550	3,582,688
Series 2021-DNA3, Class M1, (30 day SOFR + 0.75%), 0.80%, 10/25/33(a)	705	705,714
Series 2021-DNA3, Class M2, (30 day SOFR + 2.10%), 2.15%, 10/25/33(a)	670	683,608
Series 2021-DNA5, Class M1, (30 day SOFR + 0.65%), 0.70%, 01/25/34(a)	2,383	2,384,502
Series 2021-DNA5, Class M2, (30 day SOFR + 1.65%), 1.70%, 01/25/34(a)	1,970	1,986,094
Series 2021-HQA2, Class M1, (30 day SOFR + 0.70%), 0.75%, 12/25/33(a)	3,180	3,182,181
Freddie Mac STACR REMIC Trust(a)(b)
Series 2020-DNA3, Class M2, (1 mo. LIBOR US + 3.00%), 3.09%, 06/25/50	4,974	4,997,491
Series 2020-DNA6, Class M1, (30 day SOFR + 0.90%), 0.95%, 12/25/50	2,234	2,235,290
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
(30 day SOFR + 0.80%), 0.85%, 08/25/33(a)	5,079	5,085,595
Series 2016-DNA1, Class M3, (1 mo. LIBOR US + 5.55%), 5.63%, 07/25/28	1,422	1,490,898
Series 2017-DNA1, Class M2, (1 mo. LIBOR US + 3.25%), 3.34%, 07/25/29	7,817	8,068,000
Series 2017-DNA2, Class M1, (1 mo. LIBOR US + 1.20%), 1.29%, 10/25/29	194	193,753
Series 2017-DNA2, Class M2, (1 mo. LIBOR US + 3.45%), 3.54%, 10/25/29	7,970	8,260,669
Series 2017-DNA3, Class M1, (1 mo. LIBOR US + 0.75%), 0.84%, 03/25/30	165	165,035
Series 2020-HQA5, Class M1, (30 day SOFR + 1.10%), 1.15%, 11/25/50(a)	474	474,327
Morgan Stanley Capital I Trust, 2.57%, 09/15/31(e)	4,250	4,377,455
STACR Trust(a)(b)
Series 2018-DNA3, Class M1, (1 mo. LIBOR US + 0.75%), 0.84%, 09/25/48	17	17,006
Series 2018-DNA3, Class M2, (1 mo. LIBOR US + 2.10%), 2.19%, 09/25/48	4,273	4,336,780
Series 2018-HRP1, Class M2, (1 mo. LIBOR US + 1.65%), 1.74%, 04/25/43	4,865	4,878,354
Series 2018-HRP1, Class M2B, (1 mo. LIBOR US + 1.65%), 1.74%, 04/25/43	1,685	1,686,187
Series 2018-HRP2, Class M2, (1 mo. LIBOR US + 1.25%), 1.34%, 02/25/47	1,592	1,594,086

		118,884,431

Commercial Mortgage-Backed Securities — 4.2%
Bank
Series 2019-BN23, Class A3, 2.92%, 12/15/52	2,230	2,376,458
Series 2020-BN29, Class A4, 2.00%, 11/15/53	1,740	1,723,474
Barclays Commercial Mortgage Trust, Series 2019- C4, Class A5, 2.92%, 08/15/52	1,400	1,488,911
BBCMS Mortgage Trust, Series 2020-C8, Class A5, 2.04%, 10/15/53	2,376	2,363,907
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	1,660	1,709,612

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Benchmark 2021-B23 Mortgage Trust, 2.07%, 02/15/54	$1,480	$1,472,212
Benchmark 2021-B29 Mortgage Trust, Series 2021- B29, Class A5, 2.39%, 09/15/54	2,420	2,467,408
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	1,290	1,478,217
Series 2019-B15, Class A5, 2.93%, 12/15/72	2,050	2,182,677
Series 2020-B19, Class A5, 1.85%, 09/15/53	2,300	2,260,291
Series 2020-B20, Class A5, 2.03%, 10/15/53	2,220	2,206,882
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class AJ, 5.48%, 10/15/49	18	15,230
Series 2016-GC36, Class A5, 3.62%, 02/10/49	550	599,173
Series 2017-P8, Class AS, 3.79%, 09/15/50(b)	2,090	2,297,037
COMM Mortgage Trust, Series 2015-CR22, Class A2, 2.86%, 03/10/48	1,418	1,418,547
Commercial Mortgage Trust
Series 2013-CR11, Class B, 5.28%, 08/10/50(b)	380	407,609
Series 2013-LC6, Class AM, 3.28%, 01/10/46	400	411,774
Series 2014-CR17, Class A5, 3.98%, 05/10/47	670	719,460
Commission Mortgage Trust, 3.51%, 09/10/50	1,290	1,416,244
Eleven Madison Avenue Mortgage Trust, Series 2015- 11MD, Class A, 3.67%, 09/10/35(a)(b)	150	161,949
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AS, 4.09%, 05/10/45	280	283,367
Series 2013-GC13, Class A5, 4.18%, 07/10/46(b)	170	178,915
Series 2014-GC20, Class A5, 4.00%, 04/10/47	730	776,528
Series 2015-GC30, Class B, 4.16%, 05/10/50(b)	300	322,582
Series 2015-GS1, Class A3, 3.73%, 11/10/48	2,030	2,216,799
Series 2020-GC47, Class A4, 2.12%, 05/12/53	1,600	1,602,845
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4, 4.13%, 08/15/46(b)	324	337,652
Series 2013-C17, Class A3, 3.93%, 01/15/47	1,144	1,181,377
Series 2014-C25, Class AS, 4.07%, 11/15/47	2,180	2,317,175
Series 2015-C30, Class A5, 3.82%, 07/15/48	1,780	1,931,058
Series 2015-C33, Class A4, 3.77%, 12/15/48	2,360	2,588,633
Series 2016-C1, Class A5, 3.58%, 03/15/49	810	881,276
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB16, Class B, 5.67%, 05/12/45(b)	210	10,823
Series 2012-CBX, Class AS, 4.27%, 06/15/45	350	356,713
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13, Class A4, 4.04%, 11/15/46	460	488,735
Series 2013-C9, Class A4, 3.10%, 05/15/46	2,270	2,343,930
Morgan Stanley Capital I Trust
Series 2012-C4, Class A4, 3.24%, 03/15/45	153	154,313
Series 2015-MS1, Class A4, 3.78%, 05/15/48(b)	550	597,099
Series 2015-UBS8, Class A3, 3.54%, 12/15/48	3,010	3,228,307
Series 2019-L3, Class AS, 3.49%, 11/15/52	970	1,056,045
Series 2020-L4, Class A3, 2.70%, 02/15/53	3,070	3,214,013
Wells Fargo Commercial Mortgage Trust
2.34%, 08/15/54	2,300	2,331,309
Series 2014-LC18, Class AS, 3.81%, 12/15/47	510	544,406
Series 2015-C26, Class AS, 3.58%, 02/15/48	1,380	1,455,635
Series 2020-C56, Class A5, 2.45%, 06/15/53	1,980	2,036,505
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class AS, 3.24%, 12/15/45	460	469,354
Series 2012-C8, Class AS, 3.66%, 08/15/45	640	652,471

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
WF-RBS Commercial Mortgage Trust (continued)
Series 2013-C18, Class A5, 4.16%, 12/15/46(b)	$620	$663,019
Series 2014-C23, Class A4, 3.65%, 10/15/57	286	305,826
Series 2014-C23, Class AS, 4.21%, 10/15/57(b)	1,140	1,224,641

		64,928,423

Total Non-Agency Mortgage-Backed Securities — 11.8% (Cost: $183,611,628)		183,812,854

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations(b) — 5.3%
Fannie Mae Connecticut Avenue Securities
Series 2016-C04, Class 1M2, (1 mo. LIBOR US + 4.25%), 4.34%, 01/25/29	3,062	3,174,069
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 4.54%, 01/25/29	291	301,699
Series 2017-C01, Class 1M2A, (1 mo. LIBOR US + 3.55%), 3.64%, 07/25/29	83	82,827
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 3.09%, 10/25/29	8,249	8,478,161
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 2.29%, 01/25/30	229	228,935
Series 2017-C06, Class 1M2A, (1 mo. LIBOR US + 2.65%), 2.74%, 02/25/30	142	142,579
Series 2017-C07, Class 2M2, (1 mo. LIBOR US + 2.50%), 2.59%, 05/25/30	2,926	2,970,840
Series 2018-C01, Class 1M2, (1 mo. LIBOR US + 2.25%), 2.34%, 07/25/30	8,245	8,352,741
Series 2018-C02, Class 2ED2, (1 mo. LIBOR US + 0.90%), 0.99%, 08/25/30	5,530	5,480,084
Freddie Mac STACR REMIC Trust(a)
Series 2019-HQA4, Class M2, (1 mo. LIBOR US + 2.05%), 2.14%, 11/25/49	3,482	3,490,585
Series 2020-DNA1, Class M2, (1 mo. LIBOR US + 1.70%), 1.79%, 01/25/50	4,781	4,800,787
Series 2020-HQA1, Class M2, (1 mo. LIBOR US + 1.90%), 1.99%, 01/25/50	4,097	4,108,750
Freddie Mac STACR Trust(a)
Series 2018-HQA2, Class M2, (1 mo. LIBOR US + 2.30%), 2.39%, 10/25/48	8,400	8,512,983
Series 2019-DNA2, Class M2, (1 mo. LIBOR US + 2.45%), 2.54%, 03/25/49	7,324	7,433,575
Series 2019-DNA4, Class M2, (1 mo. LIBOR US + 1.95%), 2.04%, 10/25/49	3,663	3,676,727
Series 2019-FTR2, Class M1, (1 mo. LIBOR US + 0.95%), 1.04%, 11/25/48	2,462	2,463,001
Series 2019-HQA1, Class M2, (1 mo. LIBOR US + 2.35%), 2.44%, 02/25/49	7,537	7,620,247
Series 2019-HQA2, Class M2, (1 mo. LIBOR US + 2.05%), 2.14%, 04/25/49	1,280	1,287,455
Series 2019-HQA3, Class M2, (1 mo. LIBOR US + 1.85%), 1.94%, 09/25/49	5,211	5,234,121
Series 2020-DNA4, Class M2, (1 mo. LIBOR US + 3.75%), 3.84%, 08/25/50	1,151	1,161,696

12

Schedule of Investments (unaudited) (continued) September 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2016-DNA2, Class M3, (1 mo. LIBOR US + 4.65%), 4.74%, 10/25/28	$1,597	$1,657,806
Series 2016-HQA3, Class M2, (1 mo. LIBOR US + 1.35%), 1.44%, 03/25/29	7	7,212
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.50%), 2.59%, 03/25/30	1,460	1,497,357

		82,164,237

Mortgage-Backed Securities — 31.8%
Fannie Mae
3.50%, 01/25/24(b)	1,393	1,471,058
Series 2012-M13, Class A2, 2.38%, 05/25/22	1,680	1,696,379
Series 2012-M9, Class A2, 2.48%, 04/25/22	1,215	1,223,432
Series 2013-M3, Class A2, 2.51%, 11/25/22(b)	3,297	3,347,718
Series 2016-M13, Class A2, 2.57%, 09/25/26(b)	752	796,227
Series 2018-M1, Class A2, 3.08%, 12/25/27(b)	1,463	1,591,837
Series 2018-M7, Class A2, 3.15%, 03/25/28(b)	1,590	1,744,929
Series 2018-M8, Class A2, 3.44%, 06/25/28(b)	3,750	4,167,099
Series 2020-M42, Class A2, 1.27%, 07/25/30	4,980	4,829,281
Freddie Mac
Series K031, Class A2, 3.30%, 04/25/23(b)	281	292,423
Series K055, Class A2, 2.67%, 03/25/26	1,590	1,697,935
Series K060, Class A2, 3.30%, 10/25/26	1,190	1,308,976
Series K061, Class A2, 3.35%, 11/25/26(b)	1,590	1,752,977
Series K064, Class A2, 3.22%, 03/25/27	2,790	3,065,537
Series K072, Class A2, 3.44%, 12/25/27	1,190	1,332,612
Series K073, Class A2, 3.35%, 01/25/28	1,610	1,793,239
Series K076, Class A2, 3.90%, 04/25/28	2,390	2,745,463
Series K115, Class A2, 1.38%, 06/25/30	4,940	4,856,908
Freddie Mac Mortgage-Backed Securities(a)(b)
Series 2021-DNA1, Class M1, (30 day SOFR + 0.65%), 0.70%, 01/25/51	4,125	4,125,099
Series 2021-HQA1, Class M1, (30 day SOFR + 0.70%), 0.75%, 08/25/33	4,595	4,596,942
Freddie Mac Multifamily Structured Pass Through Certificates, Series K090, Class A2, 3.42%, 02/25/29	2,935	3,318,832
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, Class A2, 2.68%, 10/25/22	3,980	4,062,507
Ginnie Mae
3.00%, 12/20/45 - 12/20/50	2,331	2,454,403
2.50%, 02/20/51	870	897,850
Ginnie Mae Mortgage-Backed Securities
6.50%, 06/15/28 - 07/15/38	64	73,723
7.50%, 08/20/30	2	2,772
6.00%, 01/15/32 - 10/20/38	155	180,190
5.00%, 11/20/33 - 10/01/51(f)	1,809	2,037,230
5.50%, 06/15/34 - 04/20/48	511	601,370
4.50%, 03/15/39 - 10/01/51(f)	2,956	3,199,817
4.00%, 09/15/40 - 09/15/49	7,762	8,363,614
3.50%, 01/15/41 - 04/20/48	17,455	18,670,351
3.00%, 01/20/43 - 10/01/51(f)	15,407	16,189,799
2.50%, 12/20/46 - 10/01/51(e)(f)	21,437	22,135,887
1.50%, 10/01/51(f)	100	98,285
2.00%, 10/01/51(f)	16,075	16,306,706

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
2.50%, 10/14/21 - 11/01/51(f)	$67,949	$70,557,757
6.00%, 11/01/22 - 09/01/38	935	1,084,422
4.50%, 04/01/23 - 10/01/51(f)	12,373	13,533,264
5.00%, 07/01/23 - 04/01/49	3,350	3,760,726
4.00%, 06/01/24 - 02/01/57(f)	26,942	29,345,965
3.50%, 04/01/26 - 11/01/51(f)	39,021	41,933,756
3.00%, 12/01/26 - 11/01/51(f)	51,795	54,632,003
6.50%, 06/01/29 - 08/01/36	842	977,517
7.50%, 09/01/29 - 12/01/30	3	3,561
7.00%, 01/01/32 - 06/01/32	17	20,098
5.50%, 10/01/32 - 01/01/47	3,211	3,703,220
2.00%, 12/01/35 - 10/01/51(f)(g)	103,550	104,510,090
1.50%, 10/01/36 - 10/01/51(f)	24,900	24,643,001
(1 year CMT + 2.34%), 2.46%, 04/01/32(b)	25	24,722
(11th District Cost of Funds + 1.25%), 1.53%, 11/01/27(b)	53	53,427
(11th District Cost of Funds + 1.25%), 1.63%, 09/01/34(b)	107	109,560
(12 mo. LIBOR US + 1.44%), 1.82%, 04/01/35(b)	33	33,679
(12 mo. LIBOR US + 1.50%), 1.75%, 06/01/43(b)	2	2,355
(12 mo. LIBOR US + 1.53%), 1.78%, 05/01/43(b)	20	20,445
(12 mo. LIBOR US + 1.54%), 1.79%, 06/01/43(b)	44	45,556
(12 mo. LIBOR US + 1.60%), 2.40%, 08/01/43(b)	12	12,755
(12 mo. LIBOR US + 1.65%), 2.45%, 05/01/43(b)	57	60,062
(12 mo. LIBOR US + 1.71%), 1.96%, 04/01/40(b)	3	3,095
(12 mo. LIBOR US + 1.74%), 2.05%, 08/01/41(b)	24	25,015
(12 mo. LIBOR US + 1.75%), 2.04%, 04/01/38(b)	49	49,262
(12 mo. LIBOR US + 1.75%), 2.13%, 02/01/40(b)	27	28,039
(12 mo. LIBOR US + 1.75%), 2.00%, 08/01/41(b)	25	26,128
(12 mo. LIBOR US + 1.78%), 2.15%, 01/01/42(b)	11	11,145
(12 mo. LIBOR US + 1.79%), 2.08%, 09/01/32(b)	2	2,012
(12 mo. LIBOR US + 1.81%), 2.18%, 02/01/42(b)	1	1,065
(12 mo. LIBOR US + 1.82%), 2.30%, 09/01/41(b)	24	25,770
(12 mo. LIBOR US + 1.89%), 2.14%, 07/01/41(b)	20	20,640
(12 mo. LIBOR US + 1.90%), 2.34%, 01/01/42(b)	1	776
(6 mo. LIBOR US + 1.04%), 1.29%, 05/01/33(b)	3	3,421
(6 mo. LIBOR US + 1.36%), 1.54%, 10/01/32(b)	11	11,280

		496,304,996

Total U.S. Government Sponsored Agency Securities — 37.1% (Cost: $569,763,410)		578,469,233

Total Long-Term Investments — 108.1% (Cost: $1,651,211,006)		1,684,270,048

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(h)(i)(j)	77,647,955	$77,686,779
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(h)(i)	100,000	100,000

Total Short-Term Securities — 5.0% (Cost: $77,767,042)		77,786,779

Total Investments Before TBA Sale Commitments — 113.1% (Cost: $1,728,978,048)		1,762,056,827

	Par (000)

TBA Sale Commitments(f)

Mortgage-Backed Securities — (1.0)%
Ginnie Mae Mortgage-Backed Securities, 2.50%, 10/21/50	$(2,250)	(2,322,686)
Uniform Mortgage-Backed Securities
2.00%, 10/14/51	(7,000)	(7,018,867)
2.50%, 10/14/51	(4,350)	(4,485,088)
3.00%, 10/14/51	(1,925)	(2,014,257)

Total TBA Sale Commitments — (1.0)% (Proceeds: $(15,894,281))		(15,840,898)

Total Investments, Net of TBA Sale Commitments — 112.1% (Cost: $1,713,083,767)		1,746,215,929

Liabilities in Excess of Other Assets — (12.1)%		(188,536,645)

Net Assets — 100.0%		$1,557,679,284

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	When-issued security.
(f)	Represents or includes a TBA transaction.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(h)	Affiliate of the Master Portfolio.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$104,962,761	$—	$(27,271,049)	(a)	$(2,160)	$(2,773)	$77,686,779	77,647,955	$125,554	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares .	100,000	—	—		—	—	100,000	100,000	1,064		—

					$(2,160)	$(2,773)	$77,786,779		$126,618		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

14

Schedule of Investments (unaudited) (continued) September 30, 2021	CoreAlpha Bond Master Portfolio

Derivative Financial Instruments Outstanding as of Period End Futures Contracts

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro BTP	10	12/08/21	$1,760	$(24,218)
Euro OAT	21	12/08/21	4,037	(69,102)
10-Year Australian Treasury Bonds	1,303	12/15/21	133,268	(2,433,122)
10-Year Canadian Bond	1,139	12/20/21	128,729	(2,792,871)
U.S. Long Bond	589	12/21/21	93,946	(2,732,428)
Ultra U.S. Treasury Bond	36	12/21/21	6,896	(314,033)
5-Year U.S. Treasury Note	2,254	12/31/21	276,784	(982,275)

				(9,348,049)

Short Contracts
Euro Bund	313	12/08/21	61,571	928,243
10-Year U.S. Treasury Note	1,570	12/21/21	206,798	2,461,051
10-Year U.S. Ultra Long Treasury Note	256	12/21/21	37,236	566,253
Long Gilt	539	12/29/21	90,890	1,510,838
2-Year U.S. Treasury Note	23	12/31/21	5,062	3,319

				5,469,704

				$(3,878,345)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,263,823	AUD	1,740,000	Morgan Stanley & Co. International PLC	12/15/21	$5,475
USD	260,480	AUD	360,000	The Bank of New York Mellon	12/15/21	132
USD	110,682	CAD	140,000	Royal Bank of Canada	12/15/21	151
USD	498,036	CAD	630,000	Royal Bank of Canada	12/15/21	649
USD	82,240	GBP	60,000	BNP Paribas SA	12/15/21	1,388

USD	511,711	GBP	370,000	BNP Paribas SA	12/15/21	13,122

						20,917
USD	858,060	AUD	1,190,000	Royal Bank of Canada	12/15/21	(2,533)
USD	266,985	CAD	340,000	Morgan Stanley & Co. International PLC	12/15/21	(1,446)
USD	315,795	CAD	400,000	Morgan Stanley & Co. International PLC	12/15/21	(7)
USD	314,645	CAD	400,000	Royal Bank of Canada	12/15/21	(1,156)
USD	346,894	CAD	440,000	Royal Bank of Canada	12/15/21	(488)
USD	327,194	CAD	420,000	Westpac Banking Corp.	12/15/21	(4,398)

						(10,028)

						$10,889

Centrally Cleared Interest Rate Swaps

						Notional Amount (000)			Upfront Premium Paid (Received )	Unrealized Appreciation (Depreciation )
Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date
Rate	Frequency	Rate	Frequency					Value
6-Month GBP LIBOR, 0.17%	Annual	0.28%	Annual	N/A	08/16/23	GBP	21,450	$(106,948)	$4,465	$(111,413)
6-Month GBP LIBOR, 0.17%	Annual	0.26%	Annual	N/A	08/23/23	GBP	50,570	(290,160)	(57)	(290,103)
6-Month GBP LIBOR, 0.17%	Annual	0.25%	Annual	N/A	09/07/23	GBP	32,260	(201,518)	(1,359)	(200,159)
0.20%	Annual	6-Month LIBOR, 0.16%	Annual	N/A	09/22/23	USD	11,820	9,064	(1,262)	10,326
0.19%	Annual	6-Month LIBOR, 0.16%	Annual	N/A	09/24/23	USD	7,890	6,938	37	6,901
6-Month EURIBOR, (0.53%)	Semi-Annual	(0.45%)	Annual	N/A	09/27/23	EUR	10,020	(3,052)	(567)	(2,485)
6-Month EURIBOR, (0.53%)	Semi-Annual	(0.43%)	Annual	N/A	09/28/23	EUR	15,710	(587)	(864)	277
6-Month EURIBOR, (0.53%)	Semi-Annual	(0.43%)	Annual	N/A	09/29/23	EUR	13,850	362	77	285
0.26%	Annual	6-Month LIBOR, 0.16%	Annual	N/A	09/29/23	USD	7,760	(2,752)	(83)	(2,669)
6-Month EURIBOR, (0.53%)	Semi-Annual	(0.42%)	Annual	N/A	09/30/23	EUR	10,070	1,583	56	1,527

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2021	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

										Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Master Portfolio		Received by the Master Portfolio		Effective		Termination	Notional
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value

6-Month EURIBOR, (0.53%)	Semi-Annual	(0.42%)	Annual	N/A		10/01/23	EUR	9,050	$1,052	$462	$590
6-Month EURIBOR, (0.53%)	Semi-Annual	(0.46%)	Annual	12/08/21	(a)	12/08/23	EUR	124,770	(99,090)	(39,386)	(59,704)
6-Month EURIBOR, (0.53%)	Semi-Annual	(0.44%)	Annual	12/08/21	(a)	12/08/23	EUR	148,400	(197,003)	(20,959)	(176,044)
6-Month EURIBOR, (0.53%)	Semi-Annual	(0.44%)	Annual	12/08/21	(a)	12/08/23	EUR	49,570	(42,810)	(5,872)	(36,938)
6-Month GBP LIBOR, 0.17%	Annual	0.33%	Annual	12/08/21	(a)	12/08/23	GBP	85,780	(572,093)	1,529	(573,622)
6-Month GBP LIBOR, 0.17%	Annual	0.36%	Annual	12/08/21	(a)	12/08/23	GBP	85,485	(489,634)	8,596	(498,230)
3-Month LIBOR, 0.13%	Quarterly	0.39%	Semi-Annual	12/08/21	(a)	12/08/23	USD	118,160	(137,191)	(11,375)	(125,816)
(0.41%)	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	12/15/21	(a)	12/15/24	EUR	43,870	139,250	9,269	129,981
0.41%	Annual	6-Month GBP LIBOR, 0.17%	Annual	12/15/21	(a)	12/15/24	GBP	32,070	351,100	1,404	349,696
6-Month LIBOR, 0.16%	Annual	0.44%	Annual	12/15/21	(a)	12/15/24	USD	28,990	(93,700)	(54)	(93,646)
0.44%	Annual	6-Month LIBOR, 0.16%	Annual	12/15/21	(a)	12/15/24	USD	7,860	25,998	(539)	26,537
3-Month BBR, 1.85%	Quarterly	0.48%	Quarterly	12/15/21	(a)	12/15/24	AUD	22,140	(65,872)	159	(66,031)
0.48%	Annual	6-Month GBP LIBOR, 0.17%	Annual	12/15/21	(a)	12/15/24	GBP	6,210	50,607	358	50,249
3-Month BBR, 1.85%	Quarterly	0.53%	Quarterly	12/15/21	(a)	12/15/24	AUD	25,090	(50,245)	182	(50,427)
3-Month BBR, 1.85%	Quarterly	0.55%	Quarterly	12/15/21	(a)	12/15/24	AUD	25,080	(38,841)	180	(39,021)
		3-Month Canada Bank
1.12%	Semi-Annual	Acceptance, 0.45%	Semi-Annual	12/15/21	(a)	12/15/24	CAD	11,340	54,591	(1,158)	55,749
		3-Month Canada Bank
1.27%	Semi-Annual	Acceptance, 0.45%	Semi-Annual	12/15/21	(a)	12/15/24	CAD	2,160	2,640	1,636	1,004
		3-Month Canada Bank
1.33%	Semi-Annual	Acceptance, 0.45%	Semi-Annual	12/15/21	(a)	12/15/24	CAD	9,990	(863)	(4,929)	4,066
0.18%	Annual	6-Month LIBOR, 0.16%	Annual	N/A		10/20/25	USD	2,500	51,103	—	51,103
6-Month LIBOR, 0.16%	Annual	0.18%	Annual	N/A		10/20/25	USD	2,500	(48,909)	—	(48,909)
(0.31%)	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	12/08/21	(a)	12/08/26	EUR	99,685	590,489	218,399	372,090
(0.27%)	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	12/08/21	(a)	12/08/26	EUR	19,860	111,033	(5,085)	116,118
(0.26%)	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	12/08/21	(a)	12/08/26	EUR	216,460	1,763,136	110,158	1,652,978
0.51%	Annual	6-Month GBP LIBOR, 0.17%	Annual	12/08/21	(a)	12/08/26	GBP	34,630	632,066	(37,471)	669,537
0.53%	Annual	6-Month GBP LIBOR, 0.17%	Annual	12/08/21	(a)	12/08/26	GBP	34,535	568,575	(2,651)	571,226
0.94%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	12/08/21	(a)	12/08/26	USD	24,050	230,647	17,502	213,145
6.66%	Monthly	1-Month MXIBOR, 4.75%	Monthly	03/16/22	(a)	03/10/27	MXN	203,500	264,448	92	264,356
7.15%	Monthly	1-Month MXIBOR, 4.75%	Monthly	03/16/22	(a)	03/10/27	MXN	22,140	6,836	10	6,826
7.31%	Monthly	1-Month MXIBOR, 4.75%	Monthly	03/16/22	(a)	03/10/27	MXN	19,470	(385)	9	(394)
7.39%	Monthly	1-Month MXIBOR, 4.75%	Monthly	03/16/22	(a)	03/10/27	MXN	20,270	(3,782)	9	(3,791)
6-Month EURIBOR, (0.53%)	Semi-Annual	(0.13%)	Annual	03/16/22	(a)	03/16/27	EUR	1,890	(146)	25	(171)
3-Month STIBOR, 0.07%	Quarterly	0.48%	Annual	03/16/22	(a)	03/16/27	SEK	20,700	(16,364)	27	(16,391)
3-Month STIBOR, 0.07%	Quarterly	0.50%	Annual	03/16/22	(a)	03/16/27	SEK	13,680	(9,066)	18	(9,084)
3-Month STIBOR, 0.07%	Quarterly	0.53%	Annual	03/16/22	(a)	03/16/27	SEK	19,580	(9,307)	25	(9,332)
3-Month STIBOR, 0.07%	Quarterly	0.55%	Annual	03/16/22	(a)	03/16/27	SEK	19,000	(7,197)	25	(7,222)
3-Month STIBOR, 0.07%	Quarterly	0.59%	Annual	03/16/22	(a)	03/16/27	SEK	14,470	(2,441)	18	(2,459)
0.59%	Annual	6-Month GBP LIBOR, 0.17%	Annual	03/16/22	(a)	03/16/27	GBP	1,280	20,100	20	20,080
3-Month STIBOR, 0.07%	Quarterly	0.61%	Annual	03/16/22	(a)	03/16/27	SEK	15,290	(625)	20	(645)
0.64%	Annual	6-Month GBP LIBOR, 0.17%	Annual	03/16/22	(a)	03/16/27	GBP	1,390	16,545	21	16,524
6-Month LIBOR, 0.16%	Annual	0.78%	Annual	03/16/22	(a)	03/16/27	USD	3,080	(31,235)	34	(31,269)
0.80%	Annual	6-Month GBP LIBOR, 0.17%	Annual	03/16/22	(a)	03/16/27	GBP	1,300	2,230	20	2,210
6-Month LIBOR, 0.16%	Annual	0.83%	Annual	03/16/22	(a)	03/16/27	USD	16,600	(131,870)	14,281	(146,151)
6-Month SIBOR, 0.59%	Semi-Annual	0.84%	Semi-Annual	03/16/22	(a)	03/16/27	SGD	8,908	(108,818)	74	(108,892)
6-Month SIBOR, 0.59%	Semi-Annual	0.85%	Semi-Annual	03/16/22	(a)	03/16/27	SGD	4,737	(55,307)	39	(55,346)
6-Month SIBOR, 0.59%	Semi-Annual	0.85%	Semi-Annual	03/16/22	(a)	03/16/27	SGD	17,292	(205,939)	143	(206,082)
3-Month HIBOR, 0.14%	Quarterly	0.95%	Quarterly	03/16/22	(a)	03/16/27	HKD	10,592	(18,256)	15	(18,271)
3-Month HIBOR, 0.14%	Quarterly	0.95%	Quarterly	03/16/22	(a)	03/16/27	HKD	3,917	(6,826)	6	(6,832)
6-Month BBR, 1.85%	Semi-Annual	0.95%	Semi-Annual	03/16/22	(a)	03/16/27	AUD	2,450	(20,483)	20	(20,503)
3-Month HIBOR, 0.14%	Quarterly	0.96%	Quarterly	03/16/22	(a)	03/16/27	HKD	36,160	(60,154)	52	(60,206)
3-Month HIBOR, 0.14%	Quarterly	0.96%	Quarterly	03/16/22	(a)	03/16/27	HKD	10,990	(17,901)	16	(17,917)
3-Month HIBOR, 0.14%	Quarterly	0.96%	Quarterly	03/16/22	(a)	03/16/27	HKD	13,040	(21,775)	19	(21,794)
3-Month HIBOR, 0.14%	Quarterly	0.98%	Quarterly	03/16/22	(a)	03/16/27	HKD	11,715	(17,678)	17	(17,695)
3-Month HIBOR, 0.14%	Quarterly	0.98%	Quarterly	03/16/22	(a)	03/16/27	HKD	13,515	(20,906)	19	(20,925)
3-Month HIBOR, 0.14%	Quarterly	0.98%	Quarterly	03/16/22	(a)	03/16/27	HKD	13,515	(20,991)	19	(21,010)
6-Month BBR, 1.85%	Semi-Annual	0.98%	Semi-Annual	03/16/22	(a)	03/16/27	AUD	1,665	(11,946)	14	(11,960)
6-Month BBR, 1.85%	Semi-Annual	0.98%	Semi-Annual	03/16/22	(a)	03/16/27	AUD	1,665	(12,300)	14	(12,314)
6-Month BBR, 1.85%	Semi-Annual	0.98%	Semi-Annual	03/16/22	(a)	03/16/27	AUD	2,000	(14,421)	16	(14,437)
3-Month HIBOR, 0.14%	Quarterly	0.99%	Quarterly	03/16/22	(a)	03/16/27	HKD	11,715	(17,160)	17	(17,177)

16

Schedule of Investments (unaudited) (continued) September 30, 2021	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

										Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Master Portfolio		Received by the Master Portfolio		Effective		Termination	Notional
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value

3-Month HIBOR, 0.14%	Quarterly	0.99%	Quarterly	03/16/22	(a)	03/16/27	HKD	8,510	$(12,332)	$12	$(12,344)
6-Month BBR, 1.85%	Semi-Annual	0.99%	Semi-Annual	03/16/22	(a)	03/16/27	AUD	5,550	(38,447)	45	(38,492)
6-Month BBR, 1.85%	Semi-Annual	1.01%	Semi-Annual	03/16/22	(a)	03/16/27	AUD	1,135	(7,059)	9	(7,068)
6-Month BBR, 1.85%	Semi-Annual	1.01%	Semi-Annual	03/16/22	(a)	03/16/27	AUD	1,135	(7,039)	9	(7,048)
6-Month LIBOR, 0.16%	Annual	1.01%	Annual	03/16/22	(a)	03/16/27	USD	1,070	1,349	12	1,337
6-Month BBR, 1.85%	Semi-Annual	1.02%	Semi-Annual	03/16/22	(a)	03/16/27	AUD	4,090	(24,280)	33	(24,313)
6-Month BBR, 1.85%	Semi-Annual	1.05%	Semi-Annual	03/16/22	(a)	03/16/27	AUD	5,180	(25,801)	42	(25,843)
6-Month BBR, 1.85%	Semi-Annual	1.16%	Semi-Annual	03/16/22	(a)	03/16/27	AUD	1,730	(1,821)	14	(1,835)
6-Month BBR, 1.85%	Semi-Annual	1.18%	Semi-Annual	03/16/22	(a)	03/16/27	AUD	1,500	(305)	12	(317)
3-Month HIBOR, 0.14%	Quarterly	1.19%	Quarterly	03/16/22	(a)	03/16/27	HKD	9,924	(1,766)	14	(1,780)
3-Month HIBOR, 0.14%	Quarterly	1.19%	Quarterly	03/16/22	(a)	03/16/27	HKD	6,616	(1,219)	9	(1,228)
		3-Month Canada Bank
1.42%	Semi-Annual	Acceptance, 0.45%	Semi-Annual	03/16/22	(a)	03/16/27	CAD	2,870	31,908	25	31,883
		3-Month Canada Bank
1.43%	Semi-Annual	Acceptance, 0.45%	Semi-Annual	03/16/22	(a)	03/16/27	CAD	8,360	87,999	74	87,925
		3-Month Canada Bank
1.44%	Semi-Annual	Acceptance, 0.45%	Semi-Annual	03/16/22	(a)	03/16/27	CAD	5,010	51,684	44	51,640
		3-Month Canada Bank
1.45%	Semi-Annual	Acceptance, 0.45%	Semi-Annual	03/16/22	(a)	03/16/27	CAD	2,110	21,203	19	21,184
		3-Month Canada Bank
1.45%	Semi-Annual	Acceptance, 0.45%	Semi-Annual	03/16/22	(a)	03/16/27	CAD	2,060	20,819	18	20,801
		3-Month Canada Bank
1.46%	Semi-Annual	Acceptance, 0.45%	Semi-Annual	03/16/22	(a)	03/16/27	CAD	36,360	342,155	(41,634)	383,789
6-Month WIBOR, 0.21%	Semi-Annual	1.82%	Annual	03/16/22	(a)	03/16/27	PLN	3,970	(12,304)	9	(12,313)
6-Month WIBOR, 0.21%	Semi-Annual	1.83%	Annual	03/16/22	(a)	03/16/27	PLN	4,440	(13,388)	10	(13,398)
6-Month WIBOR, 0.21%	Semi-Annual	1.85%	Annual	03/16/22	(a)	03/16/27	PLN	5,570	(15,197)	13	(15,210)
6.41%	Quarterly	3-Month JIBAR, 3.68%	Quarterly	03/16/22	(a)	03/16/27	ZAR	14,190	9,432	9	9,423
6.46%	Quarterly	3-Month JIBAR, 3.68%	Quarterly	03/16/22	(a)	03/16/27	ZAR	18,380	9,637	11	9,626
6.68%	Quarterly	3-Month JIBAR, 3.68%	Quarterly	03/16/22	(a)	03/16/27	ZAR	15,900	(1,247)	10	(1,257)
6-Month LIBOR, 0.16%	Annual	0.54%	Annual	N/A		10/20/30	USD	1,250	(69,726)	—	(69,726)
0.55%	Annual	6-Month LIBOR, 0.16%	Annual	N/A		10/20/30	USD	1,250	69,071	—	69,071
0.57%	Annual	6-Month GBP LIBOR, 0.17%	Annual	N/A		08/16/31	GBP	3,880	164,944	(12,089)	177,033
0.56%	Annual	6-Month GBP LIBOR, 0.17%	Annual	N/A		08/23/31	GBP	8,280	372,920	347	372,573
0.60%	Annual	6-Month GBP LIBOR, 0.17%	Annual	N/A		09/07/31	GBP	6,450	256,901	27,259	229,642
1.38%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		09/08/31	USD	1,118	14,890	20	14,870
1.66%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		09/08/31	USD	24,155	(320,370)	(108,096)	(212,274)
6-Month LIBOR, 0.16%	Annual	1.16%	Annual	N/A		09/22/31	USD	2,500	(27,874)	9,771	(37,645)
6-Month LIBOR, 0.16%	Annual	1.10%	Annual	N/A		09/24/31	USD	820	(13,809)	14	(13,823)
0.05%	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	N/A		09/27/31	EUR	2,000	25,722	7,340	18,382
0.11%	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	N/A		09/28/31	EUR	2,100	11,140	3,306	7,834
0.90%	Annual	6-Month GBP LIBOR, 0.17%	Annual	N/A		09/28/31	GBP	810	1,956	45	1,911
0.15%	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	N/A		09/29/31	EUR	2,110	1,171	43	1,128
6-Month LIBOR, 0.16%	Annual	1.26%	Annual	N/A		09/29/31	USD	1,690	(3,307)	(176)	(3,131)
0.16%	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	N/A		09/30/31	EUR	1,440	(1,272)	29	(1,301)
0.17%	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	N/A		10/01/31	EUR	1,410	(1,453)	(1,987)	534
6-Month EURIBOR, (0.53%)	Semi-Annual	0.00%	Annual	12/08/21	(a)	12/08/31	EUR	118,410	(2,559,191)	(227,294)	(2,331,897)
6-Month EURIBOR, (0.53%)	Semi-Annual	0.03%	Annual	12/08/21	(a)	12/08/31	EUR	9,650	(176,393)	(30,969)	(145,424)
6-Month EURIBOR, (0.53%)	Semi-Annual	0.04%	Annual	12/08/21	(a)	12/08/31	EUR	25,245	(406,086)	(172,912)	(233,174)
6-Month EURIBOR, (0.53%)	Semi-Annual	0.06%	Annual	12/08/21	(a)	12/08/31	EUR	700	(9,953)	15	(9,968)
0.65%	Annual	6-Month GBP LIBOR, 0.17%	Annual	12/08/21	(a)	12/08/31	GBP	35,330	1,295,276	(117,195)	1,412,471
6-Month GBP LIBOR, 0.17%	Annual	0.67%	Annual	12/08/21	(a)	12/08/31	GBP	8,860	(309,160)	(132)	(309,028)
0.74%	Annual	6-Month LIBOR, 0.16%	Annual	N/A		10/20/35	USD	500	42,057	—	42,057
6-Month LIBOR, 0.16%	Annual	0.78%	Annual	N/A		10/20/35	USD	500	(40,026)	—	(40,026)
0.84%	Annual	6-Month LIBOR, 0.16%	Annual	N/A		10/20/40	USD	1,000	108,159	—	108,159
6-Month LIBOR, 0.16%	Annual	0.90%	Annual	N/A		10/20/40	USD	1,000	(99,209)	—	(99,209)
0.90%	Annual	6-Month LIBOR, 0.16%	Annual	N/A		10/20/50	USD	500	73,912	—	73,912
6-Month LIBOR, 0.16%	Annual	0.98%	Annual	N/A		10/20/50	USD	500	(65,332)	—	(65,332)
3-Month LIBOR, 0.13%	Quarterly	1.72%	Semi-Annual	N/A		09/08/51	USD	488	(12,462)	17	(12,479)
3-Month LIBOR, 0.13%	Quarterly	2.03%	Semi-Annual	N/A		09/08/51	USD	8,804	435,613	73,159	362,454
0.30%	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	12/08/21	(a)	12/08/51	EUR	13,580	817,295	105,859	711,436
0.35%	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	12/08/21	(a)	12/08/51	EUR	3,490	159,343	39,899	119,444

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2021	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

										Upfront
Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date		Termination Date	Notional Amount (000)			Premium Paid	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency						Value	(Received)
0.38%	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	12/08/21	(a)	12/08/51	EUR	290	$10,106	$12	$10,094
6-Month GBP LIBOR, 0.17%	Annual	0.69%	Annual	12/08/21	(a)	12/08/51	GBP	12,610	(1,294,551)	120,964	(1,415,515)

									$480,129	$(67,980)	$548,109

(a)	Forward Swap.

OTC Interest Rate Swaps

											Upfront
Paid by the Master Portfolio		Received by the Master Portfolio			Effective Date		Termination Date	Notional Amount (000)			Premium Paid	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty						Value	(Received)
1.58%	Quarterly	3-Month KRW CDC, 0.97%	Quarterly	Citibank N.A.	03/16/22	(a)	03/16/27	KRW	9,468,134	$125,303	$—	$125,303
1.58%	Quarterly	3-Month KRW CDC, 0.97%	Quarterly	Bank of America N.A.	03/16/22	(a)	03/16/27	KRW	20,991,489	277,805	—	277,805

1.64%	Quarterly	3-Month KRW CDC, 0.97%	Quarterly	Citibank N.A.	03/16/22	(a)	03/16/27	KRW	18,902,117	207,945	—	207,945

										$611,053	$—	$611,053

(a)	Forward Swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$189,799,737	$—	$189,799,737
Common Stocks	—	—	1	1
Corporate Bonds	—	715,114,714	—	715,114,714
Foreign Agency Obligations	—	6,634,781	—	6,634,781
Municipal Bonds	—	10,438,728	—	10,438,728

18

Schedule of Investments (unaudited) (continued) September 30, 2021	CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Non-Agency Mortgage-Backed Securities	$—	$177,517,879	$6,294,975	$183,812,854
U.S. Government Sponsored Agency Securities	—	578,469,233	—	578,469,233
Short-Term Securities
Money Market Funds	77,786,779	—	—	77,786,779
Liabilities
Investments
TBA Sale Commitments	—	(15,840,898)	—	(15,840,898)

	$77,786,779	$1,662,134,174	$6,294,976	$1,746,215,929

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$20,917	$—	$20,917
Interest Rate Contracts	5,469,704	9,555,047	—	15,024,751
Liabilities
Foreign Currency Exchange Contracts	—	(10,028)	—	(10,028)
Interest Rate Contracts	(9,348,049)	(8,395,885)	—	(17,743,934)

	$(3,878,345)	$1,170,051	$—	$(2,708,294)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

MXN	Mexican Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ARB	Airport Revenue Bonds

BAB	Build America Bond

BBR	Bank Bill Rate

CMT	Constant Maturity Treasury

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MXIBOR	Mexico Interbank Offered Rate

RB	Revenue Bond

REMIC	Real Estate Mortgage Investment Conduit

Portfolio Abbreviation (continued)

SAB	Special Assessment Bonds

SIBOR	Singapore Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

STACR	Structured Agency Credit Risk

STIBOR	Stockholm Interbank Offered Rate

TBA	To-Be-Announced

WIBOR	Warsaw Interbank Offered Rate

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19